UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21906
                                      ------------------------------------------

                       Claymore Exchange-Traded Fund Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end: August 31
                         ---------

Date of reporting period: May 31, 2008
                          ------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

EEB | CLAYMORE/BNY BRIC ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES     DESCRIPTION                                                   VALUE
-------------------------------------------------------------------------------
            LONG-TERM INVESTMENTS - 99.7%
            COMMON STOCKS  - 64.6%
            CONSUMER DISCRETIONARY - 1.9%
    27,211  AirMedia Group, Inc., ADR (China) (a) (b)              $    476,737
   110,080  Ctrip.com International Ltd., ADR (China)                 6,426,470
   190,682  Focus Media Holding Ltd., ADR (China) (a) (b)             7,682,578
    86,833  Gafisa SA, ADR (Brazil) (b)                               3,879,698
    35,973  Home Inns & Hotels Management, Inc., ADR (China) (a) (b)    883,857
   180,643  Melco PBL Entertainment Macau Ltd., ADR (China) (a) (b)   2,147,845
    49,798  New Oriental Education & Technology Group,
               ADR (China) (a)                                        3,274,219
                                                                   -------------
                                                                     24,771,404
                                                                   -------------
            CONSUMER STAPLES - 1.0%
    39,186  China Nepstar Chain Drugstore Ltd., ADR (China)             452,206
   126,052  Perdigao SA, ADR (Brazil) (b)                             8,281,616
    32,943  Wimm-Bill-Dann Foods OJSC, ADR (Russia) (b)               4,120,511
                                                                   -------------
                                                                     12,854,333
                                                                   -------------
            ENERGY - 17.9%
   260,475  China Petroleum & Chemical Corp., ADR (China) (b)        26,274,113
   226,119  CNOOC Ltd., ADR (China) (b)                              40,088,638
   288,567  PetroChina Co. Ltd., ADR (China) (b)                     41,135,226
 1,729,658  Petroleo Brasileiro SA, ADR (Brazil) (b)                121,940,889
    63,482  Yanzhou Coal Mining Co. Ltd., ADR (China) (b)             6,932,869
                                                                   -------------
                                                                    236,371,735
                                                                   -------------
            FINANCIALS -  8.2%
   726,614  China Life Insurance Co. Ltd., ADR (China) (b)           43,851,155
    84,930  E-House China Holdings Ltd., ADR (China) (a)              1,273,950
   134,507  HDFC Bank Ltd., ADR (India)                              13,417,073
   622,935  ICICI Bank Ltd., ADR (India)                             23,503,338
   166,599  Unibanco - Uniao de Bancos Brasileiros SA, GDR
               (Brazil) (b)                                          26,134,385
                                                                   -------------
                                                                    108,179,901
                                                                   -------------
            HEALTH CARE - 0.7%
    40,536  China Medical Technologies, Inc., ADR (China) (b)         1,598,334
   181,870  Dr. Reddy's Laboratories Ltd., ADR (India) (b)            2,959,025
    95,203  Mindray Medical International Ltd., ADR (China) (b)       3,989,006
    28,023  WuXi PharmaTech Cayman, Inc., ADR (China) (a) (b)           573,070
                                                                   -------------
                                                                      9,119,435
                                                                   -------------
            INDUSTRIALS - 2.2%
    31,138  China Eastern Airlines Corp., Ltd., ADR (China) (a) (b)   1,393,737
    44,390  China Southern Airlines Co. Ltd., ADR (China) (a)         1,424,031
   199,367  Empresa Brasileira de Aeronautica SA, ADR (Brazil) (b)    7,480,250
    50,475  Guangshen Railway Co. Ltd., ADR (China) (b)               1,278,027
   175,845  JA Solar Holdings Co. Ltd., ADR (China) (a)               3,740,223
   151,190  Suntech Power Holdings Co. Ltd., ADR (China) (a) (b)      6,431,623
   344,026  Tata Motors Ltd., ADR (India) (b)                         4,768,200
   101,073  Yingli Green Energy Holding Co. Ltd., ADR
               (China) (a) (b)                                        2,080,082
                                                                   -------------
                                                                     28,596,173
                                                                   -------------

            INFORMATION TECHNOLOGY - 5.8%
    21,255  Baidu.com, ADR (China) (a) (b)                            7,334,250
    96,269  Giant Interactive Group, Inc., ADR (China) (a) (b)        1,414,192
   689,300  Infosys Technologies Ltd., ADR (India) (b)               33,851,523
    48,125  LDK Solar Co. Ltd., ADR (China) (a) (b)                   2,216,156
    99,198  Netease.com, ADR (China) (a) (b)                          2,256,755
    75,864  O2Micro International Ltd., ADR (China) (a)                 679,741
    63,973  Patni Computer Systems Ltd., ADR (India) (b)                844,444
    44,232  Perfect World Co. Ltd., ADR (China) (a) (b)               1,192,937
   475,426  Satyam Computer Services Ltd., ADR (India) (b)           13,834,897
   533,239  Semiconductor Manufacturing International Corp.,
               ADR (China) (a)                                        1,781,018
    79,937  Shanda Interactive Entertainment Ltd., ADR (China) (a)    2,595,554
    26,750  The9 Ltd., ADR (China) (a) (b)                              692,558
    37,845  Trina Solar Ltd., ADR (China) (a) (b)                     1,700,754
   428,259  Wipro Ltd., ADR (India) (b)                               6,064,147
    38,061  WNS Holdings Ltd., ADR (India) (a)                          679,389
                                                                   -------------
                                                                     77,138,315
                                                                   -------------
            MATERIALS - 10.6%
   251,266  Aluminum Corp. of China Ltd., ADR (China) (b)            10,992,887
   609,469  Cia Siderurgica Nacional SA, ADR (Brazil) (b)            29,967,591
 1,893,028  Cia Vale do Rio Doce, ADR (Brazil) (b)                   75,304,654
   222,216  Mechel, ADR (Russia) (b)                                 12,804,086
    38,046  Sinopec Shanghai Petrochemical Co. Ltd., ADR
               (China) (b)                                            1,549,233
   448,304  Sterlite Industries India Ltd., ADR (India) (a)           9,925,451
                                                                   -------------
                                                                    140,543,902
                                                                   -------------
            TELECOMMUNICATION SERVICES - 15.3%
 1,283,343  China Mobile Ltd., ADR (China) (b)                       94,697,880
   155,081  China Netcom Group Corp. Hong Kong Ltd., ADR
               (China) (b) (c)                                       10,742,616
   216,961  China Telecom Corp. Ltd., ADR (China) (b) (c)            15,765,905
 1,031,909  China Unicom Ltd., ADR (China) (b) (c)                   24,426,318
   151,230  Hutchison Telecommunications International Ltd., ADR
               (China) (b)                                            3,299,839
   149,524  Mahanagar Telephone Nigam, ADR (India) (b)                  605,572
   293,375  Mobile Telesystems OJSC, ADR (Russia)                    25,699,650
   124,362  Rostelecom, ADR (Russia) (b)                              8,394,435
    44,289  Tata Communications Ltd., ADR (India) (b)                 1,075,780
   501,823  Vimpel-Communications, ADR (Russia)                      17,699,297
                                                                   -------------
                                                                    202,407,292
                                                                   -------------
            UTILITIES - 1.0%
    87,826  Cia de Saneamento Basico do Estado de Sao Paulo,
            ADR (Brazil) (b)                                          4,948,995
    55,565  CPFL Energia SA, ADR (Brazil) (b)                         3,858,989
   122,367  Huaneng Power International, Inc., ADR (China) (b)        4,128,663
                                                                   -------------
                                                                     12,936,647
                                                                   -------------
            TOTAL COMMON STOCKS - 64.6%
            (Cost $832,936,949)                                     852,919,137
                                                                   -------------

            PREFERRED STOCKS  - 35.1%
            CONSUMER DISCRETIONARY - 0.8%
   343,567  NET Servicos de Comunicacao SA, Preference Shares, ADR
               (Brazil) (a) (b)                                       4,933,622
   152,207  Ultrapar Participacoes SA, Preference Shares, ADR
               (Brazil) (b)                                           6,066,971
                                                                   -------------
                                                                     11,000,593
                                                                   -------------
            CONSUMER STAPLES - 2.1%
    91,713  Cia Brasileira de Distribuicao Grupo Pao de Acucar,
               Preference Shares, ADR (Brazil) (b)                    4,327,020
   254,199  Cia de Bebidas das Americas, Preference Shares, ADR
               (Brazil)                                              17,455,845
   233,280  Sadia SA, Preference Shares, ADR (Brazil) (b)             5,946,307
                                                                   -------------
                                                                     27,729,172
                                                                   -------------
            ENERGY - 10.9%
 2,383,525  Petroleo Brasileiro SA, Preference Shares, ADR (Brazil) 144,060,251
                                                                   -------------

            FINANCIALS -  7.6%
 2,344,729  Banco Bradesco SA, Preference Shares, ADR (Brazil) (b)   56,296,943
 1,433,326  Banco Itau Holding Financeira SA, Preference Shares,
               ADR (Brazil) (b)                                      44,017,441
                                                                   -------------
                                                                    100,314,384
                                                                   -------------
            INDUSTRIALS - 0.3%
    94,277  Gol Linhas Aereas Inteligentes SA, Preference Shares,
               ADR (Brazil) (b)                                       1,448,095
   109,761  Tam SA, Preference Shares, ADR (Brazil) (b)               2,366,447
                                                                   -------------
                                                                      3,814,542
                                                                   -------------
            MATERIALS - 10.3%
    76,843  Aracruz Celulose SA, Preference Shares, ADR (Brazil) (b)  6,972,734
   131,935  Braskem SA, Preference Shares, ADR (Brazil) (b)           2,146,582
 2,954,429  Cia Vale do Rio Doce, Preference Shares, ADR
               (Brazil) (b)                                          97,289,347
   482,210  Gerdau SA, Preference Shares, ADR (Brazil) (b)           24,091,212
   148,297  Votorantim Celulose e Papel SA, Preference Shares,
               ADR (Brazil) (b)                                       4,991,677
                                                                   -------------
                                                                    135,491,552
                                                                   -------------
            TELECOMMUNICATION SERVICES - 2.1%
    74,213  Brasil Telecom Participacoes SA, Preference Shares,
               ADR (Brazil)                                           6,102,535
    92,070  Brasil Telecom SA, Preference Shares, ADR (Brazil) (b)    3,383,573
   405,448  Tele Norte Leste Participacoes SA, Preference Shares,
               ADR (Brazil) (b)                                      10,492,994
    92,477  Tim Participacoes SA, Preference Shares, ADR
               (Brazil) (a) (b)                                       2,816,849
   800,393  Vivo Participacoes SA, Preference Shares, ADR
               (Brazil) (b)                                           5,610,755
                                                                   -------------
                                                                     28,406,706
                                                                   -------------
            UTILITIES - 1.0%
   438,470  Cia Energetica de Minas Gerais, Preference Shares,
               ADR (Brazil) (b)                                      10,365,431
   166,225  Cia Paranaense de Energia, Preference Shares, ADR
               (Brazil) (b)                                           3,013,659
                                                                   -------------
                                                                     13,379,090
                                                                   -------------
            TOTAL PREFERRED STOCKS - 35.1%
            (Cost $371,994,730)                                     464,196,290
                                                                   -------------

            EXCHANGE-TRADED FUNDS - 0.0%
     5,060  Vanguard Emerging Markets ETF
            (Cost $524,574)                                             525,886
                                                                   -------------

            TOTAL LONG-TERM INVESTMENTS - 99.7%
            (Cost $1,205,456,253)                                 1,317,641,313

            SHORT-TERM INVESTMENTS - 38.0%
            INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 38.0%
            MONEY MARKET FUNDS (d) - 38.0%
 60,000,000 DWS Money Market Fund, 2.67% (e)                         60,000,000
441,683,227 UBS Private Money Market Fund LLC, 2.48% (e)            441,683,227
            (Cost $501,683,227)                                   -------------
                                                                    501,683,227
                                                                  -------------

            TOTAL INVESTMENTS - 137.7%
            (Cost $1,707,139,480)                                 1,819,324,540
            Liabilities in excess of Other Assets - (37.7%)        (497,774,905)
                                                                ---------------
            NET ASSETS - 100.0%                                 $ 1,321,549,635
                                                                ===============

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
OJSC - Open Joint Stock Company
SA - Corporation

(a)  Non-income producing security.

(b)  Security, or portion thereof, was on loan at May 31, 2008.

(c) Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $50,934,839 which represents 3.9% of net assets.

(d) At May 31, 2008, the total market value of the Fund's securities on loan was $479,885,437 and the total market value of the collateral held by the Fund was $501,683,227.

(e)  Interest rate shown reflects yield as of May 31, 2008.

Securities are classified by sectors that represent broad groupings of related industries.

   ------------------------------------------------------------------
                          Country Allocation*
   ------------------------------------------------------------------
   Brazil                                                      56.6%
   China                                                       29.7%
   India                                                        8.5%
   Russia                                                       5.2%
   Other                                                        0.0%
   ------------------------------------------------------------------
   * Subject to change daily.  Based on long-term investments.

See previously submitted notes to financial statements for the period ended February 29, 2008.

CSD | CLAYMORE/CLEAR SPIN-OFF ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES      DESCRIPTION                                                   VALUE
--------------------------------------------------------------------------------
            COMMON STOCK - 95.6%
            CONSUMER DISCRETIONARY - 32.7%
   34,212   Burger King Holdings, Inc. (b)                         $    976,753
   46,590   CBS Corp. - Class B                                       1,005,412
    8,054   Chipotle Mexican Grill, Inc. - Class A (a)                  743,384
   10,701   Clear Channel Outdoor Holdings, Inc. - Class A (a)          220,120
    8,342   dELiA*s, Inc. (a)                                            21,272
    4,417   DSW, Inc. - Class A (a)                                      65,239
   36,790   Expedia, Inc. (a)                                           892,157
   24,878   Hanesbrands, Inc. (a) (b)                                   820,974
   40,870   Idearc, Inc.                                                164,297
   18,562   Live Nation, Inc. (a) (b)                                   281,214
   31,612   Tim Hortons, Inc.                                         1,049,202
    3,960   TravelCenters of America LLC (a)                              8,910
    1,469   Triple Crown Media, Inc. (a)                                  1,087
   44,977   Wyndham Worldwide Corp. (b)                                 984,097
                                                                   -------------
                                                                      7,234,118
                                                                   -------------
            CONSUMER STAPLES - 1.0%
    8,627   TreeHouse Foods, Inc.                                       225,424
                                                                   -------------

            ENERGY - 13.6%
   12,409   Alon USA Energy, Inc. (b)                                   189,982
   14,520   Delek US Holdings, Inc.                                     189,196
   10,106   Double Hull Tankers, Inc. (Marshall Islands)                103,890
   23,863   Mariner Energy, Inc. (a)                                    780,320
   13,450   Rosetta Resources, Inc. (a) (b)                             362,209
   50,722   Spectra Energy Corp.                                      1,370,508
                                                                   -------------
                                                                      2,996,105
                                                                   -------------
            FINANCIALS - 15.7%
   21,837   Ameriprise Financial, Inc. (b)                            1,032,017
   75,679   Discover Financial Services                               1,297,895
   58,629   Fidelity National Financial, Inc. - Class A               1,002,556
    7,459   OneBeacon Insurance Group Ltd.                              136,947
                                                                   -------------
                                                                      3,469,415
                                                                   -------------
            HEALTH CARE - 0.5%
   15,890   Assisted Living Concepts, Inc. - Class A (a) (b)            106,463
                                                                   -------------

            INDUSTRIALS - 3.2%
   28,676   Avis Budget Group, Inc. (a)                                 399,170
   29,339   Mueller Water Products, Inc. - Class A                      297,204
                                                                   -------------
                                                                        696,374
                                                                   -------------
            INFORMATION TECHNOLOGY - 11.9%
   37,676   Broadridge Financial Solutions, Inc.                        849,217
    7,286   Harris Stratex Networks, Inc. - Class A (a)                  81,895
   89,866   Qimonda AG ADR (Germany) (a) (b)                            346,883
    2,478   WebMD Health Corp. - Class A (a) (b)                         74,414
   53,467   Western Union Co. (The)                                   1,263,960
                                                                   -------------
                                                                      2,616,369
                                                                   -------------
            MATERIALS - 4.2%
  130,386   Domtar Corp. (a)                                            895,752
   10,637   Tronox, Inc. - Class B                                       35,208
                                                                   -------------
                                                                        930,960
                                                                   -------------
            TELECOMMUNICATION SERVICES - 11.0%
   24,536   Embarq Corp.                                              1,161,044
   95,080   Windstream Corp.                                          1,268,367
                                                                   -------------
                                                                      2,429,411
                                                                   -------------
            UTILITIES - 1.8%
   16,950   Portland General Electric Co.                               396,799
                                                                   -------------

            TOTAL COMMON STOCK - 95.6%
            (Cost - $27,720,891)                                     21,101,438
                                                                   -------------

            MASTER LIMITED PARTNERSHIPS - 4.3%
            ENERGY - 4.3%
   24,156   Boardwalk Pipeline Partners LP (b)                          645,931
    8,675   Williams Partners LP                                        309,611
                                                                   -------------
            TOTAL MASTER LIMITED PARTNERSHIPS                           955,542
            (Cost - $1,219,093)                                    -------------

            TOTAL LONG-TERM INVESTMENTS - 99.9%
            (Cost $28,939,984)                                       22,056,980
                                                                   -------------

            SHORT-TERM INVESTMENTS - 13.3%
            INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 13.3%
            MONEY MARKET FUNDS - 13.3% (c)
2,939,995   UBS Private Money Market Fund LLC, 2.48% (d)
            (Cost $2,939,995)                                         2,939,995
                                                                   -------------

            TOTAL INVESTMENTS - 113.2%
            (Cost - $31,879,979)                                     24,996,975
            Liabilities in excess of Other Assets - (13.2%)          (2,919,649)
                                                                   -------------
            NET ASSETS - 100.0%                                    $ 22,077,326
                                                                   =============

--------------------------------------------------------------------------------

ADR - American Depositary Receipt

LP - Limited Partnership

(a)  Non-income producing security.

(b)  Security, or portion thereof, was on loan at May 31, 2008.

(c) At May 31, 2008, the total market value of the Fund's securities on loan was $2,850,068 and the total market value of the collateral held by the Fund was $2,939,995.

(d)  Interest rate shown reflects yield as of May 31, 2008.

Securities are classified by sectors that represent broad groupings of related industries.

       --------------------------------------------------------------------
                               Country Allocation*
       --------------------------------------------------------------------
       United States                                                 97.7%
       Germany                                                        1.4%
       Bermuda                                                        0.5%
       Marshall Islands                                               0.4%
       --------------------------------------------------------------------
       * Subject to change daily.  Based on total investments.


See previously submitted notes to financial statements for the period ended February 29, 2008.

XGC | CLAYMORE/GREAT COMPANIES LARGE-CAP GROWTH INDEX ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------
          LONG-TERM INVESTMENTS  - 100.0%
          COMMON STOCKS  - 100.0%
          CONSUMER DISCRETIONARY - 21.4%
  2,529   Bed Bath & Beyond, Inc. (a)                                $   80,574
  3,535   Best Buy Co., Inc.                                            165,049
  4,243   Coach, Inc. (a)                                               154,021
  4,515   H&R Block, Inc.                                               105,380
  2,225   Harley-Davidson, Inc.                                          92,493
  2,374   Home Depot, Inc.                                               64,953
  1,774   Kohl's Corp. (a)                                               79,475
  4,021   Lowe's Cos., Inc.                                              96,504
  8,116   Staples, Inc.                                                 190,320
  8,194   Starbucks Corp. (a)                                           149,049
  8,479   Time Warner, Inc.                                             134,647
  5,040   TJX Cos., Inc.                                                161,582
                                                                     -----------
                                                                      1,474,047
                                                                     -----------
          ENERGY - 6.2%
  4,898   Petro-Canada (Canada)                                         282,713
    966   Transocean, Inc. (Cayman Islands)                             145,084
                                                                     -----------
                                                                        427,797
                                                                     -----------
          FINANCIALS - 24.9%
  4,039   Aflac, Inc.                                                   271,138
  2,651   Allstate Corp. (The)                                          135,042
  2,324   American International Group, Inc.                             83,664
  3,888   Bank of America Corp.                                         132,231
  1,650   Capital One Financial Corp.                                    79,398
  2,350   Citigroup, Inc.                                                51,441
  3,117   Countrywide Financial Corp.                                    16,395
  5,031   E*Trade Financial Corp. (a) (b)                                20,627
    647   Goldman Sachs Group, Inc. (The)                               114,137
  3,913   Lehman Brothers Holdings, Inc.                                144,038
  1,012   MBIA, Inc.                                                      7,044
  1,737   Merrill Lynch & Co., Inc.                                      76,289
  3,117   Morgan Stanley                                                137,865
  6,312   Progressive Corp. (The)                                       126,619
  3,509   Sun Life Financial, Inc. (Canada)                             163,625
  4,631   US Bancorp                                                    153,703
                                                                     -----------
                                                                      1,713,256
                                                                     -----------
          HEALTH CARE - 7.7%
  2,619   Coventry Health Care, Inc. (a)                                120,553
  3,459   Forest Laboratories, Inc. (a)                                 124,213
  3,707   UnitedHealth Group, Inc.                                      126,816
  2,888   WellPoint, Inc. (a)                                           161,208
                                                                     -----------
                                                                        532,790
                                                                     -----------
          INDUSTRIALS - 6.0%
  3,284   Danaher Corp.                                                 256,743
  2,171   United Technologies Corp.                                     154,228
                                                                     -----------
                                                                        410,971
                                                                     -----------

          INFORMATION TECHNOLOGY - 24.8%
  5,512   ASML Holding NV (Netherlands)                                 165,140
  5,870   Cisco Systems, Inc. (a)                                       156,846
  3,530   Cognizant Technology Solutions Corp. - Class A (a)            124,538
  4,628   Dell, Inc. (a)                                                106,722
  5,418   eBay, Inc. (a)                                                162,594
  2,474   Fiserv, Inc. (a)                                              129,539
  3,297   Microsoft Corp.                                                93,371
  8,242   Oracle Corp. (a)                                              188,247
  2,897   Paychex, Inc.                                                 100,091
  3,432   Research In Motion Ltd. (Canada) (a)                          476,602
                                                                     -----------
                                                                      1,703,690
                                                                     -----------
          MATERIALS - 9.0%
  1,772   BHP Billiton Ltd. - ADR (Australia) (b)                       149,450
  1,303   Freeport-McMoRan Copper & Gold, Inc.                          150,770
  4,308   Nucor Corp.                                                   322,238
                                                                     -----------
                                                                        622,458
                                                                     -----------
          TOTAL COMMON STOCKS - 100.0%
          LONG-TERM INVESTMENTS  - 100.0%
          (Cost $7,351,559)                                           6,885,009
                                                                     -----------

          SHORT-TERM INVESTMENTS - 2.2%
          INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%
          MONEY MARKET FUNDS - 2.2% (c)
153,000   UBS Private Money Market Fund LLC, 2.48% (d)                  153,000
          (Cost $153,000)                                            -----------

          TOTAL INVESTMENTS - 102.2%
          (Cost $7,504,559)                                           7,038,009
          Liabilities in excess of Other Assets - (2.2%)               (152,659)
                                                                     -----------
          NET ASSETS - 100.0%                                        $6,885,350
                                                                     ===========

ADR - American Depositary Receipt

(a)  Non-income producing security.

(b)  Security, or portion therof, was on loan at May 31, 2008.

(c) At May 31, 2008, the total market value of the Fund's securities on loan was $145,509 and the total market value of the collateral held by the Fund was $153,000.

(d)  Interest rate shown reflects yield as of May 31, 2008.

Securities are classified by sectors that represent broad groupings of related industries.

       --------------------------------------------------------------------
                                 Country Allocation*
       --------------------------------------------------------------------
       United States                                                 79.9%
       Canada                                                        13.4%
       Netherlands                                                    2.4%
       Australia                                                      2.2%
       Cayman Islands                                                 2.1%
       --------------------------------------------------------------------
       * Subject to change daily.  Based on long-term investments.

See previously submitted notes to financial statements for the period ending February 29, 2008.

OTR | CLAYMORE/OCEAN TOMO GROWTH INDEX ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------
          COMMON STOCK - 100.5%
          CONSUMER DISCRETIONARY - 4.0%
   719    Amazon.com, Inc. (a)                                       $   58,685
   375    Garmin, Ltd. (Cayman Islands)                                  18,244
   564    International Game Technology                                  20,112
    66    priceline.com, Inc. (a)                                         8,879
   138    Tempur-Pedic International, Inc.                                1,482
                                                                     -----------
                                                                        107,402
                                                                     -----------
          CONSUMER STAPLES - 2.2%
   749    Avon Products, Inc.                                            29,256
   665    Campbell Soup Co.                                              22,264
    99    Energizer Holdings, Inc. (a)                                    8,077
    46    Jones Soda Co. (a)                                                129
                                                                     -----------
                                                                         59,726
                                                                     -----------
          ENERGY - 10.2%
 2,070    Schlumberger Ltd. (Netherlands Antilles)                      209,339
 1,021    Tenaris SA, ADR (Luxembourg)                                   62,587
                                                                     -----------
                                                                        271,926
                                                                     -----------
          HEALTH CARE - 25.2%
   516    Alcon, Inc. (Switzerland)                                      81,012
    29    AMAG Pharmaceuticals, Inc. (a)                                  1,160
   231    Amylin Pharmaceuticals, Inc. (a)                                7,339
 3,424    Bristol-Myers Squibb Co.                                       78,033
   713    Celgene Corp. (a)                                              43,393
   861    Covidien Ltd. (Bermuda)                                        43,128
   812    Elan Corp PLC, ADR (Ireland) (a)                               20,333
 1,822    Genentech, Inc. (a)                                           129,125
 1,603    Gilead Sciences, Inc. (a)                                      88,678
    66    Intuitive Surgical, Inc. (a)                                   19,377
   125    Kinetic Concepts, Inc. (a)                                      5,429
   101    OSI Pharmaceuticals, Inc. (a)                                   3,565
 2,803    Schering-Plough Corp.                                          57,181
   187    Sepracor, Inc. (a)                                              4,041
   320    Shire Ltd., ADR (Jersey)                                       16,499
   710    Stryker Corp.                                                  45,831
   220    Varian Medical Systems, Inc. (a)                               10,459
   243    Vertex Pharmaceuticals, Inc. (a)                                6,957
   174    Waters Corp. (a)                                               10,705
                                                                     -----------
                                                                        672,245
                                                                     -----------
          INDUSTRIALS - 16.6%
 1,238    3M Co.                                                         96,019
   162    BE Aerospace, Inc. (a)                                          5,662
 1,341    Boeing Co.                                                    110,995
 1,106    Caterpillar, Inc.                                              91,400
   134    First Solar, Inc. (a)                                          35,850
   246    Foster Wheeler Ltd. (Bermuda) (a)                              18,738
   389    McDermott International, Inc. (Panama) (a)                     24,130
   382    Pitney Bowes, Inc.                                             13,870
   239    Precision Castparts Corp.                                      28,871
   110    Taser International, Inc. (a)                                     773
   353    Trane, Inc.                                                    16,386
                                                                     -----------
                                                                        442,694
                                                                     -----------
          INFORMATION TECHNOLOGY - 41.3%
 1,370    Accenture Ltd. - Class A (Bermuda)                             55,923
   289    Akamai Technologies, Inc. (a)                                  11,285
   317    Amkor Technology, Inc. (a)                                      3,379
 1,505    Apple, Inc. (a)                                               284,069
   401    Autodesk, Inc. (a)                                             16,505
10,555    Cisco Systems, Inc. (a)                                       282,030
   147    F5 Networks, Inc. (a)                                           4,417
   236    Flir Systems, Inc. (a)                                          9,303
   390    MEMC Electronic Materials, Inc. (a)                            26,777
12,789    Microsoft Corp.                                               362,185
   171    NAVTEQ Corp. (a)                                               13,083
   763    Nortel Networks Corp. (Canada) (a)                              6,287
   949    Nvidia Corp. (a)                                               23,440
   123    Riverbed Technology, Inc. (a)                                   2,208
   454    Sonus Networks, Inc. (a)                                        1,948
                                                                     -----------
                                                                      1,102,839
                                                                     -----------
          MATERIALS - 0.6%
   264    Celanese Corp. - Series A                                      12,857
   204    Hercules, Inc.                                                  4,209
                                                                     -----------
                                                                         17,066
                                                                     -----------
          TELECOMMUNICATIONS - 0.4%
 2,680    Level 3 Communications, Inc. (a)                                9,192
                                                                     -----------

          TOTAL INVESTMENTS - 100.5%
          (Cost - $2,709,046)                                         2,683,090
          Liabilities in excess of Other Assets - (0.5%)                (14,652)
                                                                     -----------
          NET ASSETS - 100.0%                                        $2,668,438
                                                                     ===========

ADR - American Depositary Receipt

(a)  Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

       --------------------------------------------------------------------
                              COUNTRY ALLOCATION*
       --------------------------------------------------------------------
       United States                                                 79.3%
       Netherlands Antilles                                           7.8%
       Bermuda                                                        4.4%
       Switzerland                                                    3.0%
       Luxembourg                                                     2.3%
       Panama                                                         0.9%
       Ireland                                                        0.8%
       Cayman Islands                                                 0.7%
       Jersey                                                         0.6%
       Canada                                                         0.2%
       --------------------------------------------------------------------
       * Subject to change daily.  Based on total investments.

See previously submitted notes to financial statements for the period ending February 29, 2008.

OTP | CLAYMORE/OCEAN TOMO PATENT ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)

NUMBER
OF SHARES DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------
          COMMON STOCKS - 99.5%
          CONSUMER DISCRETIONARY - 7.7%
    587   Amazon.com, Inc. (a)                                      $    47,911
    105   Autoliv, Inc.                                                   5,740
     85   Black & Decker Corp.                                            5,500
  1,613   DIRECTV Group, Inc. (The) (a)                                  45,325
    387   Discovery Holding Co. - Class A (a)                            10,135
    397   Eastman Kodak Co.                                               6,082
    217   Fortune Brands, Inc.                                           15,077
    322   Gannett Co., Inc.                                               9,277
    303   Garmin, Ltd. (Cayman Islands)                                  14,741
    199   Gentex Corp.                                                    3,494
    397   IAC/InterActiveCorp (a)                                         8,952
    440   International Game Technology                                  15,690
    827   Johnson Controls, Inc.                                         28,168
    106   Lear Corp. (a)                                                  2,730
    235   Leggett & Platt, Inc.                                           4,489
    161   Magna International, Inc. - Class A (Canada)                   11,528
     95   Mohawk Industries, Inc. (a)                                     7,133
    386   Newell Rubbermaid, Inc.                                         7,751
    693   Nike, Inc. - Class B                                           47,380
     53   priceline.com, Inc. (a)                                         7,130
    128   Scientific Games Corp. - Class A (a)                            4,138
  1,413   Sony Corp., ADR (Japan)                                        71,201
    113   Stanley Works (The)                                             5,490
    110   Tempur-Pedic International, Inc.                                1,181
  1,374   Time Warner Cable, Inc. - Class A (a)                          41,083
  5,030   Time Warner, Inc.                                              79,876
  2,425   Toyota Motor Corp., ADR (Japan)                               247,471
  2,716   Walt Disney Co. (The)                                          91,258
    108   Whirlpool Corp.                                                 7,957
                                                                    ------------
                                                                        853,888
                                                                    ------------
          CONSUMER STAPLES - 5.6%
  2,953   Altria Group, Inc.                                             65,734
    905   Archer-Daniels-Midland Co.                                     35,929
    609   Avon Products, Inc.                                            23,787
    531   Campbell Soup Co.                                              17,778
    206   Dean Foods Co. (a)                                              4,481
     79   Energizer Holdings, Inc. (a)                                    6,446
    469   General Mills, Inc.                                            29,641
     35   Jones Soda Co. (a)                                                 98
    586   Kimberly-Clark Corp.                                           37,387
  2,155   Kraft Foods, Inc. - Class A                                    69,994
  4,325   Procter & Gamble Co.                                          285,666
    493   Tyson Foods, Inc. - Class A                                     9,288
    385   WM Wrigley Jr. Co.                                             29,695
                                                                    ------------
                                                                        615,924
                                                                    ------------
          ENERGY - 15.8%
    658   Anadarko Petroleum Corp.                                       49,330
    435   Baker Hughes, Inc.                                             38,550
    403   BJ Services Co.                                                12,171
  2,921   Chevron Corp.                                                 289,617
  2,236   ConocoPhillips                                                208,172
    119   Dresser-Rand Group, Inc. (a)                                    4,798
    178   FMC Technologies, Inc. (a)                                     12,789
  1,228   Halliburton Co.                                                59,656
    997   Marathon Oil Corp.                                             51,236
    389   Nabors Industries Ltd. (Bermuda) (a)                           16,354
    502   National Oilwell Varco, Inc. (a)                               41,827
  4,438   Royal Dutch Shell PLC, ADR (United Kingdom) (b)               379,405
  1,678   Schlumberger Ltd. (Netherlands Antilles)                      169,696
    282   Smith International, Inc.                                      22,255
    830   Tenaris SA, ADR (Luxembourg)                                   50,879
  3,369   Total SA, ADR (France)                                        293,979
    954   Weatherford International, Ltd. (Bermuda) (a)                  43,531
                                                                    ------------
                                                                      1,744,245
                                                                    ------------
          FINANCIALS - 2.5%
    748   Fifth Third Bancorp                                            13,988
    900   Freddie Mac                                                    22,878
  4,783   JPMorgan Chase & Co.                                          205,669
    745   Loews Corp.                                                    36,930
                                                                    ------------
                                                                        279,465
                                                                    ------------
          HEALTH CARE - 19.0%
  2,174   Abbott Laboratories                                           122,505
     83   Advanced Medical Optics, Inc. (a)                               2,010
     96   Affymetrix, Inc. (a)                                            1,158
    419   Alcon, Inc. (Switzerland)                                      65,783
    429   Allergan, Inc.                                                 24,719
     23   AMAG Pharmaceuticals, Inc. (a)                                    920
    228   AmerisourceBergen Corp.                                         9,423
  1,530   Amgen, Inc. (a)                                                67,366
    183   Amylin Pharmaceuticals, Inc. (a)                                5,814
    230   Applera Corp. - Applied Biosystems Group                        7,995
    340   Becton Dickinson & Co.                                         28,713
    409   Biogen Idec, Inc. (a)                                          25,665
  2,102   Boston Scientific Corp. (a)                                    27,936
  2,784   Bristol-Myers Squibb Co.                                       63,447
    504   Cardinal Health, Inc.                                          28,496
    568   Celgene Corp. (a)                                              34,568
     91   Cephalon, Inc. (a)                                              6,162
     62   Cooper Cos., Inc. (The)                                         2,508
    701   Covidien Ltd. (Bermuda)                                        35,113
    139   CR Bard, Inc.                                                  12,677
    116   Dendreon Corp. (a)                                                603
    664   Elan Corp. PLC, ADR (Ireland) (a)                              16,626
  1,481   Genentech, Inc. (a)                                           104,958
    371   Genzyme Corp. (a)                                              25,399
  1,306   Gilead Sciences, Inc. (a)                                      72,248
    217   Hospira, Inc. (a)                                               9,101
     54   Intuitive Surgical, Inc. (a)                                   15,854
    104   Inverness Medical Innovations, Inc. (a)                         3,802
    128   Invitrogen Corp. (a)                                            5,883
  3,986   Johnson & Johnson                                             266,026
     98   Kinetic Concepts, Inc. (a)                                      4,256
    338   King Pharmaceuticals, Inc. (a)                                  3,468
     80   LifePoint Hospitals, Inc. (a)                                   2,559
    404   McKesson Corp.                                                 23,291
    176   Medarex, Inc. (a)                                               1,533
    730   Medco Health Solutions, Inc. (a)                               35,368
  1,575   Medtronic, Inc.                                                79,805
     74   Millipore Corp. (a)                                             5,376
    413   Mylan Laboratories, Inc.                                        5,514
  3,838   Novartis AG, ADR (Switzerland)                                200,919
     75   Onyx Pharmaceuticals, Inc. (a)                                  2,650
     80   OSI Pharmaceuticals, Inc. (a)                                   2,824
    210   PDL BioPharma, Inc. (a)                                         2,151
  9,511   Pfizer, Inc.                                                  184,133
    274   Quest Diagnostics, Inc.                                        13,812
    111   Resmed, Inc. (a)                                                4,372
  3,843   Sanofi-Aventis SA, ADR (France)                               143,421
  2,280   Schering-Plough Corp.                                          46,512
     49   Sciele Pharma, Inc. (a)                                         1,074
    147   Sepracor, Inc. (a)                                              3,177
    262   Shire PLC, ADR (United Kingdom)                                13,509
    484   Saint Jude Medical, Inc. (a)                                   19,723
    578   Stryker Corp.                                                  37,310
    585   Thermo Fisher Scientific, Inc. (a)                             34,527
     30   United Therapeutics Corp. (a)                                   2,865
    175   Varian Medical Systems, Inc. (a)                                8,319
    197   Vertex Pharmaceuticals, Inc. (a)                                5,640
    138   Waters Corp. (a)                                                8,490
    143   Watson Pharmaceuticals, Inc. (a)                                4,084
  1,882   Wyeth                                                          83,692
    326   Zimmer Holdings, Inc. (a)                                      23,733
                                                                    ------------
                                                                      2,101,585
                                                                    ------------
          INDUSTRIALS - 14.5%
    993   3M Co.                                                         77,017
    127   AGCO Corp. (a)                                                  7,675
    147   Avery Dennison Corp.                                            7,582
    128   BE Aerospace, Inc. (a)                                          4,474
  1,057   Boeing Co.                                                     87,488
    878   Caterpillar, Inc.                                              72,558
    569   CSX Corp.                                                      39,295
    285   Cummins, Inc.                                                  20,070
    448   Danaher Corp.                                                  35,025
    610   Deere & Co.                                                    49,617
    274   Dover Corp.                                                    14,818
    232   Eaton Corp.                                                    22,430
  1,107   Emerson Electric Co.                                           64,405
     55   Energy Conversion Devices, Inc. (a)                             3,491
    111   First Solar, Inc. (a)                                          29,697
    203   Foster Wheeler Ltd. (Bermuda) (a)                              15,462
 14,019   General Electric Co.                                          430,664
    172   Goodrich Corp.                                                 11,147
  1,041   Honeywell International, Inc.                                  62,064
    741   Illinois Tool Works, Inc.                                      39,792
    384   Ingersoll-Rand Co., Ltd. - Class A (Bermuda)                   16,911
    256   ITT Corp.                                                      16,896
    108   Kennametal, Inc.                                                4,174
  1,523   Koninklijke Philips Electronics NV - NY Shares
             (Netherlands)                                               58,529
    172   L-3 Communications Holdings, Inc.                              18,471
    318   McDermott International, Inc. (Panama) (a)                     19,726
    481   Northrop Grumman Corp.                                         36,296
    103   Oshkosh Truck Corp.                                             4,162
    169   Pall Corp.                                                      6,897
    237   Parker Hannifin Corp.                                          20,067
    303   Pitney Bowes, Inc.                                             11,002
    195   Precision Castparts Corp.                                      23,556
    598   Raytheon Co.                                                   38,188
    204   Rockwell Automation, Inc.                                      11,944
  1,286   Siemens AG, ADR (Germany) (b)                                 146,334
     75   SPX Corp.                                                       9,966
    119   Sunpower Corp. - Class A (a)                                    9,746
     87   Taser International, Inc. (a)                                     612
    275   Trane, Inc.                                                    12,765
    112   Trinity Industries, Inc.                                        4,575
    689   Tyco International, Ltd. (Bermuda)                             31,136
    110   WW Grainger, Inc.                                              10,039
                                                                    ------------
                                                                      1,606,763
                                                                    ------------
          INFORMATION TECHNOLOGY - 23.3%
  1,044   Accenture, Ltd. - Class A (Bermuda)                            42,616
    162   ADC Telecommunications, Inc. (a)                                2,550
    843   Advanced Micro Devices, Inc. (a)                                5,800
    505   Agilent Technologies, Inc. (a)                                 18,882
    228   Akamai Technologies, Inc. (a)                                   8,903
  3,229   Alcatel-Lucent, ADR (France)                                   24,250
    424   Altera Corp.                                                    9,811
    251   Amkor Technology, Inc. (a)                                      2,676
    414   Analog Devices, Inc.                                           14,535
  1,240   Apple, Inc. (a)                                               234,050
  1,926   Applied Materials, Inc.                                        38,154
    607   ASML Holding NV (Netherlands)                                  18,186
     78   Atheros Communications, Inc. (a)                                2,607
    678   Atmel Corp. (a)                                                 3,031
    320   Autodesk, Inc. (a)                                             13,171
    267   BMC Software, Inc. (a)                                         10,707
    747   Broadcom Corp. - Class A (a)                                   21,431
    384   Cadence Design Systems, Inc. (a)                                4,462
    119   Ciena Corp. (a)                                                 3,637
  8,384   Cisco Systems, Inc. (a)                                       224,020
     95   CommScope, Inc. (a)                                             5,211
    223   Computer Sciences Corp. (a)                                    10,960
    417   Compuware Corp. (a)                                             4,249
    119   Cree, Inc. (a)                                                  3,025
     43   Cymer, Inc. (a)                                                 1,330
    212   Cypress Semiconductor Corp. (a)                                 5,911
     90   Diebold, Inc.                                                   3,551
    707   Electronic Data Systems Corp.                                  17,314
  2,924   EMC Corp. (a)                                                  50,995
    118   Emulex Corp. (a)                                                1,654
    115   F5 Networks, Inc. (a)                                           3,456
    171   Fairchild Semiconductor International, Inc. (a)                 2,565
    188   Flir Systems, Inc. (a)                                          7,411
     66   Formfactor, Inc. (a)                                            1,441
    188   Harris Corp.                                                   12,367
  3,467   Hewlett-Packard Co.                                           163,157
  1,033   Infineon Technologies AG, ADR (Germany) (a)                     9,349
    265   Integrated Device Technology, Inc. (a)                          2,989
  8,144   Intel Corp.                                                   188,778
     65   Interdigital, Inc. (a)                                          1,624
  1,947   International Business Machines Corp.                         252,000
     99   International Rectifier Corp. (a)                               2,295
    184   Intersil Corp. - Class A                                        5,128
     49   Itron, Inc. (a)                                                 4,781
    304   JDS Uniphase Corp. (a)                                          3,760
    728   Juniper Networks, Inc. (a)                                     20,034
    251   Kla-Tencor Corp.                                               11,576
    170   Lam Research Corp. (a)                                          6,919
    130   Lexmark International, Inc. - Class A (a)                       4,792
    313   Linear Technology Corp.                                        11,509
    989   LSI Logic Corp. (a)                                             7,190
    144   Macrovision Solutions Corp. (a)                                 1,948
    845   Marvell Technology Group, Ltd. (Bermuda) (a)                   14,669
    319   MEMC Electronic Materials, Inc. (a)                            21,903
  1,049   Micron Technology, Inc. (a)                                     8,465
 13,099   Microsoft Corp.                                               370,964
  3,182   Motorola, Inc.                                                 29,688
    341   National Semiconductor Corp.                                    7,178
    136   NAVTEQ Corp. (a)                                               10,405
    483   NetApp, Inc. (a)                                               11,776
    603   Nortel Networks Corp. (Canada) (a)                              4,969
    483   Novell, Inc. (a)                                                3,420
    140   Novellus Systems, Inc. (a)                                      3,345
    284   Nuance Communications, Inc. (a)                                 5,600
    775   Nvidia Corp. (a)                                               19,143
    145   Palm, Inc.                                                        879
    296   PMC - Sierra, Inc. (a)                                          2,519
    127   Polycom, Inc. (a)                                               3,165
  2,277   Qualcomm, Inc.                                                110,526
    144   Rambus, Inc. (a)                                                2,975
    397   RF Micro Devices, Inc. (a)                                      1,588
     97   Riverbed Technology, Inc. (a)                                   1,741
    314   SanDisk Corp. (a)                                               8,889
    734   Seagate Technology (Cayman Islands)                            15,722
     75   Silicon Laboratories, Inc. (a)                                  2,764
     73   SiRF Technology Holdings, Inc. (a)                                531
    220   Skyworks Solutions, Inc. (a)                                    2,273
    360   Sonus Networks, Inc. (a)                                        1,544
  1,257   STMicroelectronics NV (Netherlands)                            16,379
  1,132   Sun Microsystems, Inc. (a)                                     14,659
  1,208   Symantec Corp. (a)                                             26,250
    200   Synopsys, Inc. (a)                                              5,270
  7,433   Taiwan Semiconductor Manufacturing Co. Ltd., ADR (China)       85,108
  2,269   Telefonaktiebolaget LM Ericsson, ADR (Sweden)                  61,354
    606   Tellabs, Inc. (a)                                               3,297
  1,871   Texas Instruments, Inc.                                        60,770
    105   Varian Semiconductor Equipment Associates, Inc. (a)             3,993
    273   VeriSign, Inc. (a)                                             10,931
    257   Vishay Intertechnology, Inc. (a)                                2,591
    304   Western Digital Corp. (a)                                      11,409
  1,275   Xerox Corp.                                                    17,314
    412   Xilinx, Inc.                                                   11,206
  1,881   Yahoo!, Inc. (a)                                               50,336
                                                                    ------------
                                                                      2,580,256
                                                                    ------------
          MATERIALS - 5.2%
    294   Air Products & Chemicals, Inc.                                 29,964
    131   Albemarle Corp.                                                 5,826
  1,146   Alcoa, Inc.                                                    46,516
    142   Ball Corp.                                                      7,711
  1,226   Barrick Gold Corp. (Canada)                                    49,396
    209   Celanese Corp.                                                 10,178
  1,316   Dow Chemical Co. (The)                                         53,166
    115   Eastman Chemical Co.                                            8,810
    348   Ecolab, Inc.                                                   15,601
  1,265   EI Du Pont de Nemours & Co.                                    60,606
    161   Hercules, Inc.                                                  3,321
    111   International Flavors & Fragrances, Inc.                        4,658
    594   International Paper Co.                                        16,169
     96   Lubrizol Corp.                                                  5,386
    256   MeadWestvaco Corp.                                              6,587
    772   Monsanto Co.                                                   98,353
    639   Newmont Mining Corp.                                           30,372
     42   OM Group, Inc. (a)                                              1,826
    180   Pactiv Corp. (a)                                                4,433
    491   POSCO, ADR (Korea)                                             67,095
    226   PPG Industries, Inc.                                           14,245
    271   Rohm & Haas Co.                                                14,629
    224   Sealed Air Corp.                                                5,457
    294   Weyerhaeuser Co.                                               18,325
                                                                    ------------
                                                                        578,630
                                                                    ------------
          TELECOMMUNICATION SERVICES - 5.1%
  8,489   AT&T, Inc.                                                    338,711
  2,118   Level 3 Communications, Inc. (a)                                7,265
  1,017   SK Telecom Co. Ltd., ADR (Korea)                               23,106
  4,007   Sprint Nextel Corp.                                            37,505
  4,038   Verizon Communications, Inc.                                  155,342
                                                                    ------------
                                                                        561,929
                                                                    ------------
          UTILITIES - 0.8%
    383   Consolidated Edison, Inc.                                      15,818
    454   Edison International                                           24,166
  1,076   Southern Co.                                                   38,951
    161   Wisconsin Energy Corp.                                          7,734
                                                                    ------------
                                                                         86,669
                                                                    ------------
          TOTAL COMMON STOCK - 99.5%
          (Cost $10,799,023)                                         11,009,354
                                                                    ------------

          EXCHANGE-TRADED FUNDS - 0.3%
    200   SPDR Trust Series 1
          (Cost $28,129)                                                 28,070
                                                                    ------------

          TOTAL LONG-TERM INVESTMENTS - 99.8%
          (Cost $10,827,152)                                         11,037,424
                                                                    ------------

          SHORT-TERM INVESTMENTS - 5.3%
          INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 5.3%
          MONEY MARKET FUNDS - 5.3% (c)
584,000   UBS Private Money Market Fund LLC, 2.48% (d)
          (Cost $584,000)                                               584,000
                                                                    ------------

          TOTAL INVESTMENTS - 105.1%
          (Cost $11,411,152)                                         11,621,424
          Liabilities in excess of Other Assets  - (5.1%)              (562,940)
                                                                    ------------
          NET ASSETS  - 100.0%                                      $11,058,484
                                                                    ============

ADR - American Depositary Receipt
AG - Corporation
NV - Publicly-Traded Company
PLC - Public Limited Company
SA - Corporation

(a)  Non-income producing security.
(b)  Security, or portion thereof, was on loan at May 31, 2008.
(c) At May 31, 2008, the total market value of the Fund's securities on loan was $570,090 and the total market value of the collateral held by the Fund was $584,000.
(d)  Interest rate shown reflects yield as of May 31, 2008.

     Securities are classified by sectors that represent broad groupings of related industries.

     ----------------------------------------------------------------------
                               Country Allocation*
     ----------------------------------------------------------------------
     United States                                                   78.5%
     France                                                           4.0%
     United Kingdom                                                   3.4%
     Japan                                                            2.7%
     Switzerland                                                      2.3%
     Bermuda                                                          1.9%
     Netherlands Antilles                                             1.5%
     Germany                                                          1.3%
     Korea                                                            0.8%
     Netherlands                                                      0.8%
     Taiwan                                                           0.7%
     Canada                                                           0.6%
     Sweden                                                           0.5%
     Luxembourg                                                       0.4%
     Cayman Islands                                                   0.3%
     Panama                                                           0.2%
     Ireland                                                          0.1%
     ----------------------------------------------------------------------
     * Subject to change daily.  Based on total investments.

See previously submitted notes to financial statements for the period ended February 29, 2008.

DEF | CLAYMORE/SABRIENT DEFENDER ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES      DESCRIPTION                                                   VALUE
--------------------------------------------------------------------------------
            LONG-TERM INVESTMENTS - 99.9%
            COMMON STOCKS  - 94.0%
            CONSUMER DISCRETIONARY - 3.9%
    2,304   Magna International, Inc. - Class A (Canada)             $  164,966
    2,940   McDonald's Corp.                                            174,401
    8,668   Newell Rubbermaid, Inc. (a)                                 174,053
    2,399   Whirlpool Corp.                                             176,758
                                                                     -----------
                                                                        690,178
                                                                     -----------
            CONSUMER STAPLES - 21.1%
    3,417   Anheuser-Busch Cos., Inc.                                   196,341
    2,272   British American Tobacco PLC - ADR (United Kingdom) (a)     171,241
    5,002   Campbell Soup Co. (a)                                       167,467
    2,424   Colgate-Palmolive Co.                                       180,249
    7,584   ConAgra Foods, Inc.                                         178,831
    2,448   Costco Wholesale Corp.                                      174,591
    2,865   General Mills, Inc.                                         181,068
    3,714   HJ Heinz Co.                                                185,366
    3,427   Kellogg Co.                                                 177,553
    2,741   Kimberly-Clark Corp.                                        174,876
    5,562   Kraft Foods, Inc. - Class A                                 180,654
    5,315   Pepsi Bottling Group, Inc.                                  172,312
    7,057   PepsiAmericas, Inc.                                         171,979
    2,593   PepsiCo, Inc.                                               177,102
    2,656   Procter & Gamble Co.                                        175,429
    3,285   Reynolds American, Inc.                                     180,412
   12,827   Sara Lee Corp.                                              176,756
    5,409   SUPERVALU, Inc.                                             189,694
    5,688   SYSCO Corp.                                                 175,532
    3,377   UST, Inc.                                                   186,512
    3,141   Wal-Mart Stores, Inc.                                       181,361
                                                                    ------------
                                                                      3,755,326
                                                                    ------------
            ENERGY - 6.3%
    2,604   Cimarex Energy Co. (a)                                      177,437
    4,263   Enbridge, Inc. (Canada)                                     190,215
    3,296   Petro-Canada (Canada)                                       190,245
    2,822   Pioneer Natural Resources Co.                               202,591
    4,238   Repsol YPF SA - ADR (Spain) (a)                             175,623
    4,705   TransCanada Corp. (Canada) (a)                              185,283
                                                                    ------------
                                                                      1,121,394
                                                                    ------------
            FINANCIALS - 13.6%
    2,642   Aflac, Inc.                                                 177,357
    3,462   Allstate Corp. (The)                                        176,354
    4,450   Apartment Investment & Management Co. - Class A - REIT      176,087
    5,133   Axis Capital Holdings Ltd. (Bermuda)                        179,912
    4,871   Cincinnati Financial Corp.                                  170,582
    6,750   Duke Realty Corp. - REIT                                    173,340
      626   Fairfax Financial Holdings Ltd. (Canada)                    171,787
    2,370   Macerich Co. (The) - REIT                                   169,526
    4,519   Manulife Financial Corp. (Canada)                           174,750
      414   Markel Corp. (b)                                            167,525
    2,394   PartnerRe Ltd. (Bermuda)                                    176,414
    2,717   Torchmark Corp.                                             172,285
    3,442   Travelers Cos., Inc. (The)                                  171,446
    4,776   Willis Group Holdings Ltd. (Bermuda)                        171,124
                                                                    ------------
                                                                      2,428,489
                                                                    ------------
            HEALTH CARE - 8.9%
    1,929   C.R. Bard, Inc. (a)                                         175,925
    7,272   IMS Health, Inc.                                            176,273
    2,631   Johnson & Johnson                                           175,593
    2,317   Laboratory Corp. of America Holdings (b)                    170,971
    3,039   McKesson Corp.                                              175,198
    4,578   Merck & Co., Inc.                                           178,359
    3,467   Novartis AG - ADR (Switzerland)                             181,497
    8,706   Pfizer, Inc.                                                168,548
    3,550   Quest Diagnostics, Inc.                                     178,956
                                                                   -------------
                                                                      1,581,320
                                                                   -------------
            INDUSTRIALS - 9.1%
   14,178   Allied Waste Industries, Inc. (b)                           190,978
    3,499   Avery Dennison Corp.                                        180,478
   14,269   Lan Airlines SA - ADR (Chile) (a)                           173,226
    1,662   Lockheed Martin Corp.                                       181,889
    2,370   Northrop Grumman Corp.                                      178,840
    5,547   Republic Services, Inc.                                     182,663
    5,620   RR Donnelley & Sons Co.                                     184,505
    2,414   United Parcel Service, Inc. - Class B                       171,442
    4,859   Waste Management, Inc.                                      184,302
                                                                   -------------
                                                                      1,628,323
                                                                   -------------
            INFORMATION TECHNOLOGY - 1.0%
    3,253   Affiliated Computer Services, Inc. - Class A (b)            176,313
                                                                   -------------

            MATERIALS - 8.2%
    2,761   Agnico-Eagle Mines Ltd. (Canada)                            195,175
    3,296   Ball Corp. (a)                                              178,973
    2,410   Eastman Chemical Co.                                        184,630
    3,565   E.I. Du Pont de Nemours & Co.                               170,799
    6,817   MeadWestvaco Corp.                                          175,401
    2,795   PPG Industries, Inc.                                        176,169
    3,203   Rohm & Haas Co.                                             172,898
    4,787   Ternium SA - ADR (Luxembourg) (a)                           212,495
                                                                   -------------
                                                                      1,466,540
                                                                   -------------
            TELECOMMUNICATION SERVICES - 6.0%
    4,495   AT&T, Inc.                                                  179,351
    4,957   CenturyTel, Inc.                                            175,527
   16,756   Citizens Communications Co.                                 195,375
    2,862   Philippine Long Distance Telephone Co. - ADR (Philippines)  172,836
   35,273   Qwest Communications International, Inc.                    171,074
    4,551   Verizon Communications, Inc.                                175,077
                                                                   -------------
                                                                      1,069,240
                                                                   -------------
            UTILITIES - 15.9%
    4,735   Alliant Energy Corp.                                        177,752
    3,808   Ameren Corp. (a)                                            173,074
    3,994   American Electric Power Co., Inc.                           169,066
    4,207   Consolidated Edison, Inc.                                   173,749
    6,272   DPL, Inc.                                                   178,250
    3,772   Empresa Nacional de Electricidad SA - ADR (Chile)           192,183
    9,533   Enersis SA - ADR (Chile)                                    181,222
    1,537   Entergy Corp.                                               185,623
    6,453   Northeast Utilities                                         168,488
    5,329   NSTAR                                                       178,681
    4,355   PG&E Corp.                                                  172,414
    4,169   Progress Energy, Inc.                                       178,266
    3,058   Sempra Energy                                               176,783
    4,828   Southern Co.                                                174,774
    3,733   Wisconsin Energy Corp.                                      179,333
    8,335   Xcel Energy, Inc.                                           177,619
                                                                   -------------
                                                                      2,837,277
                                                                   -------------
            TOTAL COMMON STOCKS - 94.0%
            (Cost $17,401,411)                                       16,754,400
                                                                   -------------

            MASTER LIMITED PARTNERSHIPS - 2.9%
            ENERGY - 2.9%
    5,206   Energy Transfer Equity LP                                   169,039
    3,585   Energy Transfer Partners LP                                 173,335
    5,482   Enterprise Products Partners LP                             165,940
                                                                   -------------
            TOTAL MASTER LIMITED PARTNERSHIPS                           508,314
            (Cost $543,916)                                        -------------

            INCOME TRUSTS - 2.0%
            ENERGY - 2.0%
    3,670   Enerplus Resources Fund (Canada) (a)                        171,903
    8,903   Pengrowth Energy Trust (Canada) (a)                         182,779
                                                                   -------------
            TOTAL INCOME TRUSTS                                         354,682
            (Cost $328,540)                                        -------------

            TRACKING STOCK - 1.0%
    2,624   Loews Corp. (a)                                             190,371
            (Cost $192,675)                                        -------------

            TOTAL LONG-TERM INVESTMENTS - 99.9%                      17,807,767
            (Cost $18,466,542)                                     -------------

            SHORT-TERM INVESTMENTS - 10.3%
            INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 10.3%
            MONEY MARKET FUNDS - 10.3% (c)
1,830,409   UBS Private Money Market Fund LLC, 2.48% (d)              1,830,409
            (Cost $1,830,409)                                      -------------

            TOTAL INVESTMENTS - 110.2%
            (Cost $20,296,951)                                       19,638,176
            Liabilities in excess of Other Assets - (10.2%)          (1,814,987)
                                                                   -------------
            NET ASSETS - 100.0%                                    $ 17,823,189
                                                                   =============


ADR - American Depositary Receipt
AG - Stock Corporation
LLC - Limited Liability Corporation
LP - Limited Partnership
Ltd. - Limited
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a)  Security, or portion thereof was on loan at May 31, 2008.
(b)  Non-income producing security.
(c) At May 31, 2008, the total market value of the Fund's securities on loan was $1,771,275 and the total market value of the collateral held by the Fund was $1,830,409
(d)  Interest rate shown reflects yield as of May 31, 2008.

Securities are classified by sectors that represent broad groupings of related industries.

     ----------------------------------------------------------------------
                             Country Allocation*
     ----------------------------------------------------------------------
     United States                                                   79.6%
     Canada                                                           9.1%
     Chile                                                            3.1%
     Bermuda                                                          3.0%
     Luxembourg                                                       1.2%
     Switzerland                                                      1.0%
     Philippines                                                      1.0%
     United Kingdom                                                   1.0%
     Spain                                                            1.0%
     ----------------------------------------------------------------------

     *As a percentage of long-term investments. Subject to change daily.

See previously submitted notes to financial statements for the period ended February 29, 2008.

NFO | CLAYMORE/SABRIENT INSIDER ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES        DESCRIPTION                                                 VALUE
--------------------------------------------------------------------------------
              Long-Term Investments - 99.8%
              Common Stocks  - 97.9%
              CONSUMER DISCRETIONARY - 14.3%
    13,183    CBS Corp. - Class B                                  $    284,489
    14,699    Comcast Corp. - Class A                                   330,727
     7,137    DeVry, Inc.                                               407,166
    16,954    Eastman Kodak Co.                                         259,735
    14,744    Gap, Inc. (The)                                           269,078
    11,242    Goodyear Tire & Rubber Co. (The) (a)                      285,659
    10,827    Hanesbrands, Inc. (a) (b)                                 357,291
    18,689    Harte-Hanks, Inc. (b)                                     253,236
     5,297    McDonald's Corp.                                          314,218
     4,833    MGM Mirage (a)                                            237,832
     5,648    Sherwin-Williams Co. (The)                                317,135
     5,919    Starwood Hotels & Resorts Worldwide, Inc.                 286,480
     1,972    Strayer Education, Inc.                                   394,203
     9,363    Walt Disney Co. (The)                                     314,597
    10,974    Wolverine World Wide, Inc.                                315,064
                                                                   -------------
                                                                      4,626,910
                                                                   -------------
              CONSUMER STAPLES - 3.7%
     5,516    Church & Dwight Co., Inc.                                 314,026
     4,860    Coca-Cola Co. (The)                                       278,284
     8,075    Hershey Co. (The)                                         316,459
     9,280    Kraft Foods, Inc. - Class A                               301,414
                                                                   -------------
                                                                      1,210,183
                                                                   -------------
              ENERGY - 6.8%
     5,885    Cabot Oil & Gas Corp.                                     354,571
     7,565    Cameron International Corp. (a)                           402,685
     8,444    Crosstex Energy, Inc. (b)                                 288,194
     5,491    Marathon Oil Corp.                                        282,182
     8,369    Massey Energy Co.                                         540,805
    12,243    Spectra Energy Corp.                                      330,806
                                                                   -------------
                                                                      2,199,243
                                                                   -------------
             FINANCIALS - 16.3%
    7,117    American Express Co.                                       329,873
   54,112    Anthracite Capital, Inc. - REIT (b)                        507,029
   19,900    Apollo Investment Corp.                                    359,195
    4,656    Assurant, Inc.                                             316,748
    9,989    Cash America International, Inc.                           357,207
    7,759    Cincinnati Financial Corp.                                 271,720
   29,829    Corus Bankshares, Inc.                                     171,517
    5,663    Erie Indemnity Co. - Class A                               289,889
    7,953    Hancock Holding Co. (b)                                    353,829
    6,836    Hanover Insurance Group, Inc. (The)                        315,140
   20,311    Inland Real Estate Corp. - REIT (b)                        318,883
   16,058    MF Global Ltd. (Bermuda) (a) (b)                           233,644
   17,745    Montpelier Re Holdings Ltd. (Bermuda) (b)                  297,584
   11,500    PacWest Bancorp                                            242,420
    9,586    Redwood Trust, Inc. - REIT (b)                             323,527
    5,543    RLI Corp.                                                  283,469
   13,195    Unum Group                                                 317,736
                                                                   -------------
                                                                      5,289,410
                                                                   -------------
             HEALTH CARE - 10.1%
    6,128    Aetna, Inc.                                                288,996
    6,630    Cigna Corp.                                                269,178
   42,499    Cypress Bioscience, Inc. (a) (b)                           345,942
    4,848    Express Scripts, Inc. (a)                                  349,589
    3,691    Laboratory Corp of America Holdings (a)                    272,359
    6,042    Medtronic, Inc.                                            306,148
   39,553    PDL BioPharma, Inc.                                        405,418
   50,562    Salix Pharmaceuticals Ltd. (a) (b)                         388,316
   21,127    Sun Healthcare Group, Inc. (a)                             303,384
   34,523    Viropharma, Inc. (a)                                       331,076
                                                                   -------------
                                                                      3,260,406
                                                                   -------------
             INDUSTRIALS - 17.3%
    2,830    Alliant Techsystems, Inc. (a)                              307,225
    6,093    Avery Dennison Corp.                                       314,277
    3,831    Boeing Co.                                                 317,092
    5,716    Bucyrus International, Inc.                                404,578
   22,620    Cenveo, Inc. (a)                                           264,202
   14,760    Deluxe Corp.                                               332,543
    7,174    Dover Corp.                                                387,970
   13,457    EMCOR Group, Inc. (a)                                      394,963
    1,615    First Solar, Inc. (a)                                      432,077
    2,741    L-3 Communications Holdings, Inc.                          294,356
    8,222    Pitney Bowes, Inc. (b)                                     298,541
    5,512    Rockwell Automation, Inc.                                  322,728
    5,413    Stericycle, Inc. (a)                                       315,578
    5,082    Sunpower Corp. - Class A (a) (b)                           416,216
    3,958    Valmont Industries, Inc.                                   454,537
    8,747    Waste Management, Inc.                                     331,774
                                                                   -------------
                                                                      5,588,657
                                                                   -------------
             INFORMATION TECHNOLOGY - 17.7%
   10,627    Activision, Inc. (a)                                       358,661
   14,229    Blue Coat Systems, Inc. (a)                                257,829
   15,446    Broadridge Financial Solutions, Inc.                       348,153
   12,849    CA, Inc.                                                   341,012
   26,652    Cadence Design Systems, Inc. (a)                           309,696
   11,559    Checkpoint Systems, Inc. (a)                               300,187
   11,108    Concur Technologies, Inc. (a)                              407,330
   28,659    Infinera Corp. (a) (b)                                     409,250
   16,696    Informatica Corp. (a)                                      300,528
   17,178    Insight Enterprises, Inc. (a)                              230,185
   33,947    Integrated Device Technology, Inc. (a)                     382,922
   23,115    Intevac, Inc. (a)                                          265,822
   12,301    Jack Henry & Associates, Inc.                              292,764
    9,040    Lexmark International, Inc. - Class A (a)                  333,214
    8,749    Micros Systems, Inc. (a)                                   288,455
   11,589    Plexus Corp. (a)                                           327,157
   17,890    Sun Microsystems, Inc. (a)                                 231,675
    9,068    Tyco Electronics Ltd. (Bermuda)                            363,808
                                                                   -------------
                                                                      5,748,648
                                                                   -------------
             MATERIALS - 6.8%
    4,048    Kaiser Aluminum Corp.                                      259,679
    2,990    Mosaic Co. (The) (a)                                       374,707
   14,049    Nalco Holding Co.                                          341,672
    4,505    Nucor Corp.                                                336,974
    4,937    OM Group, Inc. (a)                                         214,661
    3,666    Praxair, Inc.                                              348,490
    5,416    Sigma-Aldrich Corp.                                        318,244
                                                                   -------------
                                                                      2,194,427
                                                                   -------------

             UTILITIES - 4.9%
    4,205    FirstEnergy Corp.                                          330,976
    4,769    FPL Group, Inc.                                            322,003
    6,180    Oneok, Inc.                                                309,371
    7,699    SCANA Corp.                                                309,038
   23,458    Sierra Pacific Resources                                   318,325
                                                                   -------------
                                                                      1,589,713
                                                                   -------------
             TOTAL COMMON STOCKS - 97.9%
             (Cost $31,588,149)                                      31,707,597
                                                                   -------------

             MASTER LIMITED PARTNERSHIPS - 1.8%
             ENERGY - 1.8%
    9,613    Enterprise Products Partners LP                            290,985
    4,780    ONEOK Partners LP                                          293,205
                                                                   -------------
             TOTAL MASTER LIMITED PARTNERSHIPS                          584,190
             (Cost $588,029)                                       -------------

             EXCHANGE-TRADED FUNDS - 0.1%
      280    iShares S&P SmallCap 600 Index Fund                         18,270
             (Cost $17,219)                                        -------------

             TOTAL LONG-TERM INVESTMENTS - 99.8%
             (Cost $32,193,397)                                      32,310,057
                                                                   -------------

             SHORT-TERM INVESTMENTS - 9.9%
             INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 9.9%
             MONEY MARKET FUNDS - 9.9% (c)
3,200,112    UBS Private Money Market Fund LLC, 2.48% (d)             3,200,112
             (Cost $3,200,112)                                     -------------

             TOTAL INVESTMENTS - 109.7%
             (Cost $35,393,509)                                      35,510,169
             Liabilities in excess of Other Assets - (9.7%)          (3,128,312)
                                                                   -------------
             NET ASSETS - 100.0%                                   $ 32,381,857
                                                                   =============

REIT - Real Estate Investment Trust
LP - Limited Partnership
Ltd. - Limited

(a)  Non-income producing security.
(b)  Security, or portion thereof was on loan at May 31, 2008.
(c) At May 31, 2008, the total market value of the Fund's securities on loan was $3,037,413 and the total market value of the collateral held by the Fund was $3,200,112
(d)  Interest rate shown reflects yield as of May 31, 2008.


Securities are classified by sectors that represent broad groupings of related industries.

       --------------------------------------------------------------------
                              Country Allocation*
       --------------------------------------------------------------------
       United States                                                 97.2%
       Bermuda                                                        2.8%
       --------------------------------------------------------------------
       *As a percentage of long-term investments. Subject to change daily.

See previously submitted notes to financial statements for the period ended February 29, 2008.

STH | CLAYMORE/SABRIENT STEALTH ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES     DESCRIPTION                                                    VALUE
--------------------------------------------------------------------------------
           LONG-TERM INVESTMENTS  - 99.9%
           COMMON STOCKS  - 96.3%
           CONSUMER DISCRETIONARY - 16.6%
  5,663    American Greetings Corp. - Class A                       $   105,672
  3,763    Asia Time Corp. (Hong Kong) (a)                               17,912
  5,220    Blyth, Inc.                                                  101,581
  2,289    Buckle, Inc. (The)                                           104,905
  2,974    China Automotive Systems, Inc. (a)                            19,331
  5,737    CPI Corp. (b)                                                129,943
  3,617    Crown Media Holdings, Inc. - Class A (a)                      18,157
  2,952    CSS Industries, Inc.                                          87,025
  2,252    Culp, Inc. (a)                                                16,214
  4,347    FGX International Holdings Ltd. (British Virgin
              Islands) (a)                                               44,818
  2,358    Hooker Furniture Corp.                                        47,584
  3,359    Learning Tree International, Inc. (a)                         59,454
  1,028    National Presto Industries, Inc.                              68,557
    169    NVR, Inc. (a)                                                 95,548
  9,779    PC Mall, Inc. (a)                                            126,540
  2,324    Pre-Paid Legal Services, Inc. (a)                             97,585
 12,139    Retail Ventures, Inc. (a)                                     67,736
  5,810    Rex Stores Corp. (a)                                          97,608
  1,833    Steinway Musical Instruments (a)                              50,316
  7,766    Systemax, Inc.                                               150,505
    607    Weyco Group, Inc.                                             17,463
                                                                    ------------
                                                                      1,524,454
                                                                    ------------
           CONSUMER STAPLES - 5.4%
 16,799    Alliance One International, Inc. (a)                         100,962
  3,347    Cal-Maine Foods, Inc. (b)                                    104,426
  3,109    Imperial Sugar Co.                                            45,081
  7,561    Omega Protein Corp. (a)                                      105,325
  1,673    Universal Corp.                                               82,998
  3,097    Vector Group Ltd. (b)                                         54,105
                                                                    ------------
                                                                        492,897
                                                                    ------------
           ENERGY - 3.2%
    645    Adams Resources & Energy, Inc.                                21,524
  3,343    BMB Munai, Inc. (a)                                           19,089
  2,729    Bolt Technology Corp. (a)                                     55,153
  5,579    ENGlobal Corp. (a)                                            57,296
  4,323    Harvest Natural Resources, Inc. (a)                           48,158
  2,296    Northern Oil And Gas, Inc. (a)                                26,634
  9,012    Vaalco Energy, Inc. (a)                                       66,328
                                                                    ------------
                                                                        294,182
                                                                    ------------
           FINANCIALS - 27.5%
  1,396    21st Century Holding Co.                                      14,337
  1,851    Agree Realty Corp. - REIT                                     48,237
    290    Alexander's, Inc. - REIT (a)                                 100,050
    304    Alleghany Corp. (a)                                          114,152
  3,768    Asta Funding, Inc.                                            30,785
    692    Baldwin & Lyons, Inc. - Class B                               15,023
  2,454    City Bank                                                     35,534
  3,510    CNA Surety Corp. (a)                                          51,351
  4,177    Colonial Properties Trust - REIT                             100,457
  1,112    Credit Acceptance Corp. (a)                                   29,034
 10,477    DCT Industrial Trust, Inc. - REIT                            102,151
  1,090    Eastern Insurance Holdings, Inc.                              17,822
  2,061    Entertainment Properties Trust - REIT                        113,458
  2,052    Equity Lifestyle Properties, Inc. - REIT                     101,964
  8,144    FelCor Lodging Trust, Inc. - REIT                            121,020
    771    First South Bancorp, Inc.                                     14,849
  5,859    Getty Realty Corp. - REIT                                    102,005
  3,113    Hospitality Properties Trust - REIT                           96,503
  6,606    Inland Real Estate Corp. - REIT                              103,714
  1,704    Intervest Bancshares Corp. - Class A                          14,944
  6,154    JER Investors Trust, Inc. - REIT                              55,263
  5,167    Kohlberg Capital Corp.                                        68,979
  2,894    Life Partners Holdings, Inc. (b)                              63,523
  4,043    LTC Properties, Inc. - REIT                                  112,395
  1,781    Mission West Properties - REIT                                20,891
  3,386    MSCI, Inc. - Class A (a)                                     120,372
  3,338    National Health Investors, Inc. - REIT                       103,478
  1,062    One Liberty Properties, Inc. - REIT                           17,746
  5,697    PHH Corp. (a)                                                107,275
  4,101    Rewards Network, Inc. (a)                                     20,505
  2,024    Saul Centers, Inc. - REIT                                    102,050
    872    Sierra Bancorp (b)                                            19,210
 11,569    Trustco Bank Corp.                                           101,344
  3,983    Universal Insurance Holding, Inc.                             13,542
  3,211    Urstadt Biddle Properties, Inc. - Class A - REIT              55,550
  3,895    US Global Investors, Inc. - Class A                           58,815
    467    Westwood Holdings Group, Inc.                                 19,156
  3,096    World Acceptance Corp. (a)                                   136,905
                                                                    ------------
                                                                      2,524,389
                                                                    ------------
           HEALTH CARE - 7.5%
  8,163    APP Pharmaceuticals, Inc. (a)                                108,241
  2,859    Caraco Pharmaceutical Laboratories Ltd. (a)                   49,232
  4,149    Conmed Corp. (a)                                             110,737
  1,631    Corvel Corp. (a)                                              58,732
  5,064    Depomed, Inc. (a)                                             19,952
 11,422    Enzon Pharmaceuticals, Inc. (a)                              100,514
  1,015    Landauer, Inc.                                                60,707
    360    National Healthcare Corp.                                     18,810
    680    National Research Corp.                                       21,617
 13,096    NPS Pharmaceuticals, Inc. (a)                                 58,932
  3,246    Repligen Corp. (a)                                            18,729
  1,824    Sucampo Pharmaceuticals, Inc. - Class A (a)                   19,480
  1,750    Transcend Services, Inc. (a)                                  18,603
    990    Young Innovations, Inc.                                       20,255
                                                                    ------------
                                                                        684,541
                                                                    ------------
           INDUSTRIALS - 21.7%
  4,431    Advanced Battery Technologies, Inc. (a)                       16,838
  5,556    Air Transport Services Group, Inc. (a)                         9,167
  2,218    Ampco-Pittsburgh Corp.                                       103,492
  6,832    Bowne & Co., Inc.                                            105,008
  1,359    CAI International, Inc. (a)                                   23,443
    842    Chase Corp.                                                   15,788
  9,215    China Architectural Engineering, Inc. (a) (b)                 81,276
  6,556    COMSYS IT Partners, Inc. (a)                                  65,822
  2,988    EnPro Industries, Inc. (a)                                   119,819
  3,071    Exponent, Inc. (a)                                           100,176
  6,154    Furmanite Corp. (a)                                           55,817
  3,292    Fushi Copperweld, Inc. (a) (b)                                66,862
    827    Gencor Industries, Inc. (a)                                   11,876
  4,234    GeoEye, Inc. (a)                                              72,190
  1,045    Graham Corp.                                                  71,520
  3,313    Harbin Electric, Inc. (a) (b)                                 62,119
  7,385    Hawaiian Holdings, Inc. (a)                                   54,058
  1,584    Herley Industries, Inc. (a)                                   25,455
  2,322    Hurco Cos., Inc. (a) (b)                                      84,126
    392    K-Tron International, Inc. (a)                                53,618
  2,217    LB Foster Co. - Class A (a)                                   75,888
    914    LS Starrett Co. - Class A                                     20,821
  2,418    Michael Baker Corp. (a)                                       54,332
  3,418    Mueller Industries, Inc.                                     122,330
    441    Peerless Manufacturing Co. (a)                                20,489
  1,916    PRG-Schultz International, Inc. (a)                           19,562
  5,886    Rollins, Inc.                                                 93,646
  3,581    Superior Essex, Inc. (a)                                     155,775
  3,685    Twin Disc, Inc.                                               70,015
  1,595    VSE Corp.                                                     54,820
  5,203    Wabash National Corp.                                         44,642
  6,646    Waste Services, Inc. (a)                                      53,500
                                                                    ------------
                                                                      1,984,290
                                                                    ------------
           INFORMATION TECHNOLOGY - 8.6%
  1,782    Bel Fuse, Inc. - Class B                                      46,671
    532    Cass Information Systems, Inc.                                16,902
 14,293    Compuware Corp. (a)                                          145,646
  2,523    Digital Ally, Inc. (a)                                        24,902
  4,323    Hackett Group, Inc. (The) (a)                                 22,825
  3,376    ICx Technologies, Inc. (a)                                    22,552
 15,872    Immersion Corp. (a) (b)                                      136,023
 10,070    infoUSA, Inc.                                                 56,493
  1,878    Integral Systems, Inc.                                        74,350
  2,840    Integrated Silicon Solution, Inc. (a)                         17,324
  8,818    Methode Electronics, Inc.                                    100,878
  4,028    Ramtron International Corp. (a)                               18,086
  2,305    Rimage Corp. (a)                                              40,752
  7,430    Soapstone Networks, Inc.                                      39,602
    625    Versant Corp. (a)                                             20,894
                                                                    ------------
                                                                        783,900
                                                                    ------------
           MATERIALS - 5.2%
    654    AEP Industries, Inc. (a)                                      17,135
  2,349    Balchem Corp.                                                 58,067
  3,647    Chesapeake Corp. (a)                                          12,582
  2,836    China Shen Zhou Mining & Resources, Inc. (a)                  10,351
    601    GenTek, Inc. (a)                                              17,615
  2,404    Innospec, Inc.                                                59,186
  1,316    KMG Chemicals, Inc.                                           14,437
  7,206    LSB Industries, Inc. (a)                                     131,437
  4,319    Myers Industries, Inc.                                        52,476
 12,411    ShengdaTech, Inc. (a) (b)                                    102,391
                                                                    ------------
                                                                        475,677
                                                                    ------------
           TELECOMMUNICATION SERVICES - 0.6%
  3,352    Shenandoah Telecommunications Co.                             54,906
                                                                    ------------

           TOTAL COMMON STOCKS - 96.3%
           (Cost $9,088,092)                                          8,819,236
                                                                    ------------

           MASTER LIMITED PARTNERSHIPS - 1.4%
           ENERGY - 1.4%
  2,651    Capital Product Partners LP (Marshall Islands)                53,868
    805    Dorchester Minerals LP                                        22,435
  2,851    Williams Pipeline Partners LP                                 52,458
                                                                    ------------
           TOTAL MASTER LIMITED PARTNERSHIPS
           (Cost $132,023)                                              128,761
                                                                    ------------

           ROYALTY TRUSTS - 2.2%
           ENERGY - 2.2%
  3,746    Hugoton Royalty Trust                                        125,191
  2,060    Mesabi Trust                                                  54,837
    811    MV Oil Trust                                                  19,415
                                                                    ------------
           TOTAL ROYALTY TRUSTS
           (Cost $168,529)                                              199,443
                                                                    ------------

           TOTAL LONG-TERM INVESTMENTS - 99.9%
           (Cost $9,388,644)                                          9,147,440
                                                                    ------------

           SHORT-TERM INVESTMENTS - 7.5%
           INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 7.5%
           MONEY MARKET FUNDS - 7.5% (c)
689,124    UBS Private Money Market Fund LLC, 2.48% (d)
           (Cost $689,124)                                              689,124
                                                                    ------------

           TOTAL INVESTMENTS - 107.4%
           (Cost $10,077,768)                                         9,836,564
           Liabilities in excess of Other Assets - (7.4%)              (673,792)
                                                                    ------------
           NET ASSETS - 100.0%                                      $ 9,162,772
                                                                    ============

REIT - Real Estate Investment Trust
LP - Limited Partnership

(a)  Non-income producing security.

(b)  Security, or portion thereof, was on loan at May 31, 2008.

(c) At May 31, 2008, the total market value of the Fund's securities on loan was $655,203 and the total market value of the collateral held by the Fund was $689,124.

(d)  Interest rate shown reflects yield as of May 31, 2008.

Securities are classified by sectors that represent broad groupings of related industries.

     ---------------------------------------------------------------------
                             Country Allocation*
     ---------------------------------------------------------------------
     United States                                                  98.8%
     Marshall Island                                                 0.5%
     British Virgin islands                                          0.5%
     Hong Kong                                                       0.2%
     ---------------------------------------------------------------------
     * Subject to change daily.  Based on total investments.

See previously submitted notes to financial statements for the period ended February 29, 2008.

CZA | CLAYMORE/ZACKS MID-CAP CORE ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES    DESCRIPTION                                                     VALUE
--------------------------------------------------------------------------------
          LONG-TERM INVESTMENTS - 99.8%
          COMMON STOCKS  - 93.5%
          CONSUMER DISCRETIONARY - 6.4%
  1,282   Burger King Holdings, Inc.                                $    36,601
  1,555   EW Scripps Co. - Class A                                       73,240
  1,577   Genuine Parts Co.                                              69,404
    920   Hearst-Argyle Television, Inc.                                 19,568
    494   International Speedway Corp. - Class A                         21,924
  3,670   Mattel, Inc.                                                   73,914
    533   Snap-On, Inc.                                                  33,003
                                                                    ------------
                                                                        327,654
                                                                    ------------
          CONSUMER STAPLES - 10.6%
    925   Alberto-Culver Co.                                             24,448
  1,331   Clorox Co.                                                     76,040
  4,238   ConAgra Foods, Inc.                                            99,932
    985   Delhaize Group, ADR (Belgium)                                  74,368
  1,268   Hormel Foods Corp.                                             47,918
    547   JM Smucker Co. (The)                                           28,876
  1,755   Molson Coors Brewing Co. - Class B                            101,790
    660   NBTY, Inc. (a)                                                 21,556
  2,111   Pepsi Bottling Group, Inc.                                     68,439
                                                                    ------------
                                                                        543,367
                                                                    ------------
          ENERGY - 2.2%
  1,460   Continental Resources, Inc. (a)                                93,688
  1,172   Key Energy Services, Inc. (a)                                  20,229
                                                                    ------------
                                                                        113,917
                                                                    ------------
          FINANCIALS - 9.0%
    613   Arch Capital Group, Ltd. (Bermuda) (a)                         43,131
  1,433   Axis Capital Holdings, Ltd. (Bermuda)                          50,227
    642   BOK Financial Corp.                                            37,384
    599   Everest Re Group, Ltd. (Bermuda)                               52,544
    492   Hanover Insurance Group, Inc. (The)                            22,681
     96   Markel Corp. (a)                                               38,846
    948   OneBeacon Insurance Group, Ltd. (Bermuda)                      17,405
    628   RenaissanceRe Holdings, Ltd. (Bermuda)                         32,756
    862   Torchmark Corp.                                                54,659
    712   Validus Holdings, Ltd. (Bermuda)                               14,895
  1,414   Willis Group Holdings, Ltd. (Bermuda)                          50,664
  1,681   WR Berkley Corp.                                               45,538
                                                                    ------------
                                                                        460,730
                                                                    ------------
          HEALTH CARE - 5.4%
    602   Beckman Coulter, Inc.                                          41,773
  2,710   Cigna Corp.                                                   110,026
  1,246   Endo Pharmaceuticals Holdings, Inc. (a)                        30,701
  1,155   Hill-Rom Holdings, Inc.                                        35,516
    472   Pediatrix Medical Group, Inc. (a)                              25,408
  1,107   PerkinElmer, Inc.                                              31,306
                                                                    ------------
                                                                        274,730
                                                                    ------------
          INDUSTRIALS - 16.1%
    862   AerCap Holdings NV (Netherlands) (a)                           12,956
  1,006   Ametek, Inc.                                                   51,608
    583   Crane Co.                                                      26,614
  2,056   Cummins, Inc.                                                 144,784
    545   Danaos Corp. (Marshall Islands)                                14,143
    769   Donaldson Co., Inc.                                            39,588
  1,253   Equifax, Inc.                                                  47,814
  1,199   Goodrich Corp.                                                 77,707
  1,659   KBR, Inc.                                                      57,584
    430   Lincoln Electric Holdings, Inc.                                35,466
    775   Manpower, Inc.                                                 48,825
  1,287   Pall Corp.                                                     52,522
  1,765   Republic Services, Inc.                                        58,121
  1,537   Rockwell Collins, Inc.                                         94,326
  1,991   RR Donnelley & Sons Co.                                        65,365
                                                                    ------------
                                                                        827,423
                                                                    ------------
          INFORMATION TECHNOLOGY - 20.9%
  2,024   Amdocs Ltd. (Guernsey) (a)                                     65,395
  1,690   Amphenol Corp. - Class A                                       78,805
  1,183   Arrow Electronics, Inc. (a)                                    36,271
  3,958   ASML Holding NV (Netherlands) (b)                             118,582
  1,602   AVX Corp.                                                      21,339
  5,030   CA, Inc.                                                      133,496
  2,707   Compuware Corp. (a)                                            27,584
  4,902   Electronic Data Systems Corp.                                 120,050
  8,249   Flextronics International, Ltd. (Singapore) (a)                88,347
  1,313   Harris Corp.                                                   86,369
  1,688   Integrated Device Technology, Inc. (a)                         19,041
  1,602   McAfee, Inc. (a)                                               58,073
  1,138   Metavante Technologies, Inc. (a)                               28,973
    330   Mettler Toledo International, Inc. (a)                         34,221
  1,790   Molex, Inc. - Class A                                          47,346
  1,587   NCR Corp. (a)                                                  41,992
  1,641   Teradyne, Inc. (a)                                             22,547
  1,844   Total System Services, Inc.                                    45,215
                                                                    ------------
                                                                      1,073,646
                                                                    ------------
          MATERIALS - 6.4%
    798   Airgas, Inc.                                                   47,218
  1,477   Celanese Corp. - Series A                                      71,930
    738   FMC Corp.                                                      54,597
    676   Lubrizol Corp.                                                 37,924
  1,515   Owens-Illinois, Inc. (a)                                       86,688
  1,110   RPM International, Inc.                                        27,228
                                                                    ------------
                                                                        325,585
                                                                    ------------
          TELECOMMUNICATIONS SERVICES - 0.7%
    991   Cellcom Israel, Ltd. (Israel)                                  35,002
                                                                    ------------

          UTILITIES - 15.8%
    716   AGL Resources, Inc.                                            25,561
  1,053   Alliant Energy Corp.                                           39,530
  1,552   DTE Energy Co.                                                 68,660
    678   Energen Corp.                                                  50,816
  1,765   MDU Resources Group, Inc.                                      58,298
  2,633   NiSource, Inc.                                                 47,631
  1,447   Northeast Utilities                                            37,781
    997   NSTAR                                                          33,429
  1,002   Oneok, Inc.                                                    50,160
  1,896   Pepco Holdings, Inc.                                           51,268
  2,486   Progress Energy, Inc.                                         106,301
  3,275   Reliant Energy, Inc. (a)                                       83,709
  1,113   SCANA Corp.                                                    44,676
  2,221   Sierra Pacific Resources                                       30,139
  1,023   UGI Corp.                                                      27,601
  1,093   Wisconsin Energy Corp.                                         52,508
                                                                    ------------
                                                                        808,068
                                                                    ------------
          TOTAL COMMON STOCK - 93.5%
          (Cost $4,565,081)                                           4,790,122
                                                                    ------------

          MASTER LIMITED PARTNERSHIPS - 6.3%
          ENERGY - 6.3%
  1,406   Energy Transfer Partners LP                                    67,980
  2,214   Energy Transfer Equity LP                                      71,889
    629   Natural Resource Partners LP                                   24,751
    496   NuStar Energy LP                                               24,304
    783   ONEOK Partners LP                                              48,029
  1,114   Plains All American Pipeline LP                                54,430
    268   Sunoco Logistics Partners LP                                   14,003
    502   Williams Partners LP                                           17,916
                                                                    ------------
          TOTAL MASTER LIMITED PARTNERSHIPS - 6.3%                      323,302
          (Cost $343,026)                                           ------------

          TOTAL LONG-TERM INVESTMENTS - 99.8%
          (Cost $4,908,107)                                           5,113,424
                                                                    ------------

          SHORT TERM INVESTMENTS - 2.0%
          INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%
          MONEY MARKET FUNDS  - 2.0% (c)
102,300   UBS Private Money Market Fund LLC, 2.48% (d)                  102,300
          (Cost $102,300)                                           ------------

          TOTAL INVESTMENTS - 101.8%
          (Cost $5,010,407)                                            5,215,724
          Liabilities in excess of Other Assets - (1.8%)                (89,829)
                                                                    ------------
          NET ASSETS - 100.0%                                       $  5,125,895
                                                                    ============

LP - Limited Partnership
ADR - American Depositary Receipt

(a)   Non-income producing security.
(b)   Security, or portion thereof, was on loan at May 31, 2008
(c) At May 31, 2008, the total market value of the Fund's securities on loan was $97,746 and the total market value of the collateral held by the Fund was $102,300.
(d)   Interest rate shown reflects yield as of May 31, 2008.

Securities are classified by sectors that represent broad groupings of related industries.

       --------------------------------------------------------------------
                              COUNTRY ALLOCATION*
       --------------------------------------------------------------------
       United States                                                 86.9%
       Bermuda                                                        5.1%
       Netherlands                                                    2.6%
       Singapore                                                      1.7%
       Belgium                                                        1.4%
       Guernsey                                                       1.3%
       Israel                                                         0.7%
       Marshall Islands                                               0.3%
       --------------------------------------------------------------------
       * Subject to change daily.  Based on long-term investments.

See previously submitted notes to financial statements for the period ending February 29, 2008.

XRO | CLAYMORE/ZACKS SECTOR ROTATION ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES      DESCRIPTION                                                   VALUE
--------------------------------------------------------------------------------
            LONG-TERM INVESTMENTS - 100.0%
            COMMON STOCKS  - 99.3%
            CONSUMER DISCRETIONARY - 7.9%
    12,734  Burger King Holdings, Inc. (a)                        $     363,556
     3,105  Chipotle Mexican Grill, Inc., Class A (b)                   286,591
    13,152  Dick's Sporting Goods, Inc. (b)                             304,469
    20,446  GameStop Corp., Class A (b)                               1,014,122
    31,597  McDonald's Corp.                                          1,874,334
     5,829  priceline.com, Inc. (b)                                     784,175
    31,051  Tim Hortons, Inc. (Canada)                                1,030,583
    42,628  TJX Cos., Inc.                                            1,366,654
    22,470  Urban Outfitters, Inc. (b)                                  723,309
    37,885  Yum! Brands, Inc.                                         1,504,034
                                                                  --------------
                                                                      9,251,827
                                                                  --------------
            CONSUMER STAPLES - 5.1%
    27,122  Costco Wholesale Corp.                                    1,934,341
    43,498  CVS Caremark Corp.                                        1,861,280
     7,415  Herbalife Ltd. (Cayman Islands) (a)                         285,774
    33,450  Wal-Mart Stores, Inc.                                     1,931,403
                                                                  --------------
                                                                      6,012,798
                                                                  --------------
            ENERGY - 0.6%
    10,953  IHS, Inc., Class A (a) (b)                                  652,361
                                                                  --------------

            FINANCIALS - 14.9%
    27,131  Aflac, Inc.                                               1,821,304
    42,227  Bank of New York Mellon Corp.                             1,880,368
     8,630  BlackRock, Inc.                                           1,941,664
    33,848  China Life Insurance Co. Ltd., ADR (China) (a)            2,042,727
    14,737  Credicorp Ltd. (Bermuda)                                  1,229,950
     2,454  Fairfax Financial Holdings Ltd. (Canada)                    673,427
    17,988  Federated Investors, Inc., Class B                          662,138
    59,801  Hudson City Bancorp, Inc.                                 1,064,458
    23,381  Leucadia National Corp.                                   1,269,588
    18,221  Nasdaq OMX Group (b)                                        638,282
    21,208  Northern Trust Corp.                                      1,611,808
     9,232  PartnerRe Ltd. (Bermuda)                                    680,306
    22,306  State Street Corp.                                        1,606,478
    29,278  TFS Financial Corp.                                         363,925
                                                                  --------------
                                                                     17,486,423
                                                                  --------------
            HEALTH CARE - 3.2%
    21,917  Express Scripts, Inc. (b)                                 1,580,435
     9,336  Perrigo Co.                                                 341,791
    31,002  Thermo Fisher Scientific, Inc. (b)                        1,829,738
                                                                  --------------
                                                                      3,751,964
                                                                  --------------
            INDUSTRIALS - 25.2%
    11,764  AGCO Corp. (b)                                              710,899
    16,043  Ametek, Inc.                                                823,006
     5,243  Brink's Co.                                                 380,013
     6,930  Bucyrus International, Inc.                                 490,505
    27,094  CNH Global NV (Netherlands) (a)                           1,210,831
     9,087  Copart, Inc. (b)                                            408,915
    31,428  CSX Corp.                                                 2,170,418
    23,177  Danaher Corp.                                             1,811,978
    21,905  Deere & Co.                                               1,781,753
     8,744  Donaldson Co., Inc.                                         450,141
    34,243  Emerson Electric Co.                                      1,992,258
    10,129  Flowserve Corp.                                           1,403,069
     9,987  Fluor Corp.                                               1,863,075
     4,958  FTI Consulting, Inc. (b)                                    297,777
    12,720  Harsco Corp.                                                805,430
    31,233  Honeywell International, Inc.                             1,862,111
    16,227  Joy Global, Inc.                                          1,366,800
    25,419  KBR, Inc.                                                   882,294
     6,179  Kirby Corp. (b)                                             343,923
    17,266  Manitowoc Co., Inc. (a)                                     671,647
    24,092  Republic Services, Inc.                                     793,350
     5,783  Ryder System, Inc.                                          424,646
    14,943  Shaw Group, Inc. (b)                                        911,523
    25,437  Textron, Inc.                                             1,591,084
    28,110  Union Pacific Corp.                                       2,313,734
    25,605  United Technologies Corp.                                 1,818,979
                                                                  --------------
                                                                     29,580,159
                                                                  --------------
            INFORMATION TECHNOLOGY - 19.3%
    28,383  Amphenol Corp., Class A                                   1,323,499
    10,203  Ansys, Inc. (b)                                             482,602
    12,280  Apple, Inc. (b)                                           2,317,850
    90,320  Applied Materials, Inc.                                   1,789,239
    14,918  Cypress Semiconductor Corp. (b)                             415,914
    17,713  Hewitt Associates, Inc., Class A (b)                        693,641
    38,593  Hewlett Packard Co.                                       1,816,187
    15,304  International Business Machines Corp.                     1,980,797
    26,643  Iron Mountain, Inc. (b)                                     800,089
    26,304  JDS Uniphase Corp. (b)                                      325,380
    56,388  Juniper Networks, Inc. (b)                                1,551,798
     6,323  Mastercard, Inc., Class A                                 1,951,594
    19,883  MEMC Electronic Materials, Inc. (b)                       1,365,167
     3,627  Mettler Toledo International, Inc. (b)                      376,120
    18,270  Salesforce.com, Inc. (b)                                  1,321,104
    67,321  Seagate Technology (Cayman Islands)                       1,442,016
    31,808  VeriSign, Inc. (b)                                        1,273,592
    39,101  Western Digital Corp. (b)                                 1,467,460
                                                                  --------------
                                                                     22,694,049
                                                                  --------------
            MATERIALS - 22.8%
    15,323  Air Products & Chemicals, Inc.                            1,561,720
     7,746  Airgas, Inc.                                                458,331
    12,944  AK Steel Holding Corp.                                      919,024
    18,040  Celanese Corp., Class A (a)                                 878,548
    10,203  CF Industries Holdings, Inc.                              1,396,791
    11,766  Cleveland-Cliffs, Inc.                                    1,255,432
    13,999  Crown Holdings, Inc. (b)                                    403,871
    32,460  Ecolab, Inc.                                              1,455,182
    12,695  FMC Corp.                                                   939,176
    18,314  Freeport-McMoRan Copper & Gold, Inc.                      2,119,113
     5,185  Greif, Inc., Class A                                        347,602
    37,164  Mechel, ADR (Russia) (a)                                  2,141,390
    17,174  Mosaic Co. (b)                                            2,152,246
    31,120  Newmont Mining Corp.                                      1,479,134
    18,736  Owens-Illinois, Inc. (b)                                  1,072,074
    20,920  Praxair, Inc.                                             1,988,655
     7,601  Randgold Resources Ltd., ADR (Channel Islands) (a)          322,282
    26,067  Rohm & Haas Co.                                           1,407,097
    17,724  Sigma-Aldrich Corp.                                       1,041,462
    16,971  Southern Copper Corp.                                     1,870,713
    32,000  Steel Dynamics, Inc.                                      1,155,200
     9,913  Terra Industries, Inc.                                      432,504
                                                                  --------------
                                                                     26,797,547
                                                                  --------------

            TELECOMMUNICATION SERVICES - 0.3%
    11,206  Cellcom Israel Ltd. (Israel)                                395,796
                                                                  --------------

            TOTAL COMMON STOCKS - 99.3%
            (Cost $111,022,769)                                     116,622,924

            MASTER LIMITED PARTNERSHIPS - 0.7%
            INDUSTRIALS - 0.7%
     8,538  Icahn Enterprises LP (a)
            (Cost $734,838)                                             776,958
                                                                  --------------

            TOTAL LONG-TERM INVESTMENTS - 100.0%
            (Cost $111,757,607)                                     117,399,882
                                                                  --------------

            SHORT-TERM INVESTMENTS - 5.9%
            INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 5.9%
            MONEY MARKET FUNDS (c) - 5.9%
 4,000,000  DWS Money Market Fund, 2.67% (d)                          4,000,000
 2,934,500  UBS Private Money Market Fund LLC, 2.48% (d)              2,934,500
            (Cost $6,934,500)                                     --------------
                                                                      6,934,500
                                                                  --------------


            TOTAL INVESTMENTS - 105.9%
            (Cost $118,692,107)                                     124,334,382
            Liabilities in excess of Other Assets - (5.9%)           (6,881,006)
                                                                  --------------
            NET ASSETS - 100.0%                                   $ 117,453,376
                                                                  ==============

ADR - American Depositary Receipt
LP - Limited Partnership
NV - Publicly-Traded Company

(a)  Security, or portion thereof, was on loan at May 31, 2008.
(b)  Non-income producing security.
(c) At May 31, 2008, the total market value of the Fund's securities on loan was $6,715,133 and the total market value of the collateral held by the Fund was $6,934,500.
(d)  Interest rate shown reflects yield as of May 31, 2008.

Securities are classified by sectors that represent broad groupings of related industries.

     ----------------------------------------------------------------------
                             Country Allocation*
     ----------------------------------------------------------------------
     United States                                                   90.3%
     Russia                                                           1.8%
     China                                                            1.7%
     Bermuda                                                          1.6%
     Cayman Islands                                                   1.5%
     Canada                                                           1.5%
     Netherlands                                                      1.0%
     Israel                                                           0.3%
     Channel Islands                                                  0.3%
     ----------------------------------------------------------------------
     * Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended February 29, 2008.

CVY | CLAYMORE/ZACKS YIELD HOG ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)

NUMBER OF
SHARES       DESCRIPTION                                                  VALUE
--------------------------------------------------------------------------------
             LONG-TERM INVESTMENTS - 99.6%
             COMMON STOCKS  - 70.6%
             CONSUMER DISCRETIONARY - 8.9%
   27,184    Asbury Automotive Group, Inc.                         $    447,720
   25,051    CBS Corp., Class B                                         540,600
   13,991    Ethan Allen Interiors, Inc. (a)                            392,308
   18,960    Gannett Co., Inc.                                          546,238
   15,385    Harley-Davidson, Inc.                                      639,554
  118,603    Idearc, Inc. (a)                                           476,784
   18,208    Jackson Hewitt Tax Service, Inc. (a)                       255,276
   55,313    Journal Communications, Inc.                               324,134
   36,965    Lee Enterprises, Inc. (a)                                  251,362
   29,590    Mattel, Inc.                                               595,943
   14,972    Polaris Industries, Inc. (a)                               714,464
                                                                   -------------
                                                                      5,184,383
                                                                   -------------
             CONSUMER STAPLES - 1.7%
    8,312    CCA Industries, Inc.                                        72,979
   29,480    ConAgra Foods, Inc.                                        695,139
   17,110    Rocky Mountain Chocolate Factory, Inc.                     200,187
                                                                   -------------
                                                                        968,305
                                                                   -------------
             ENERGY - 2.9%
   12,761    Frontline Ltd. (Bermuda) (a)                               813,386
    5,361    Royal Dutch Shell PLC, ADR (United Kingdom)                448,877
   11,648    Tsakos Energy Navigation Ltd. (Bermuda) (a)                419,328
                                                                   -------------
                                                                      1,681,591
                                                                   -------------

             FINANCIALS - 38.8%
   15,578    21st Century Holding Co.                                   159,986
   15,935    Aegon NV, NY Registered Shares (Netherlands)               242,849
   12,823    Allstate Corp.                                             653,204
   14,051    American Capital Strategies Ltd. (a)                       449,632
    9,800    Arrow Financial Corp.                                      220,500
   26,831    Ashford Hospitality Trust, Inc., REIT                      164,742
   12,746    Bank of Hawaii Corp.                                       689,559
    7,859    Bank of Nova Scotia (Canada) (a)                           392,793
    2,630    Bar Harbor Bankshares                                       81,464
   15,215    Barclays PLC, ADR (United Kingdom) (a)                     455,385
    8,432    Canadian Imperial Bank of Commerce (Canada) (a)            591,926
   16,856    CBL & Associates Properties, Inc., REIT                    443,481
   16,466    Cincinnati Financial Corp.                                 576,639
   11,033    City Bank/Lynnwood WA (a)                                  159,758
   10,957    City Holding Co.                                           471,370
   11,943    City National Corp.                                        578,041
   12,201    Colonial Properties Trust, REIT (a)                        293,434
    7,543    Community Trust Bancorp,Inc.                               231,118
   24,942    Duke Realty Corp., REIT                                    640,511
    9,223    EMC Insurance Group, Inc.                                  258,521
   12,486    First Industrial Realty Trust, Inc., REIT (a)              391,186
   23,496    First Midwest Bancorp, Inc.                                613,246
   10,337    First South Bancorp, Inc.                                  199,091
    3,813    HMN Financial, Inc.                                         63,296
   15,896    Horizon Financial Corp. (a)                                171,995
   15,257    Hospitality Properties Trust, REIT                         472,967
    7,597    HSBC Holdings PLC, ADR (United Kingdom) (a)                639,743
    2,655    Indiana Community Bancorp                                   57,879
   16,440    ING Groep NV, ADR (Netherlands) (a)                        628,337
   18,314    Lakeland Bancorp, Inc. (a)                                 269,948
   14,606    Lexington Realty Trust, REIT (a)                           227,708
   19,242    Liberty Property Trust, REIT                               683,091
    6,213    Lloyds TSB Group PLC, ADR (United Kingdom) (a)             190,304
    7,457    M&T Bank Corp.                                             646,224
   14,447    Mack-Cali Realty Corp., REIT                               558,232
   25,161    Maguire Properties, Inc., REIT                             395,279
   26,381    Marshall & Ilsley Corp.                                    613,094
   15,113    Mercantile Bank Corp.                                      127,100
   25,488    National Penn Bancshares, Inc.                             436,355
   18,284    Newcastle Investment Corp., REIT (a)                       181,377
   21,122    OneBeacon Insurance Group Ltd. (Bermuda)                   387,800
   19,476    Pacific Capital Bancorp NA (a)                             388,351
    1,845    Parkvale Financial Corp.                                    48,394
    8,740    Pennsylvania Real Estate Investment Trust, REIT (a)        234,669
    9,963    PNC Financial Services Group, Inc.                         640,123
    1,135    Porter Bancorp, Inc.                                        20,373
    6,513    Pulaski Financial Corp.                                     73,923
   19,489    RAIT Financial Trust, REIT (a)                             173,452
   10,663    Redwood Trust, Inc., REIT (a)                              359,876
    9,661    Renasant Corp. (a)                                         224,328
   11,410    Royal Bank of Canada (Canada) (a)                          584,306
   14,394    S&T Bancorp, Inc. (a)                                      467,949
   13,232    Safeco Corp.                                               886,544
   11,002    Safety Insurance Group, Inc.                               425,337
    7,477    Sandy Spring Bancorp, Inc. (a)                             197,991
   11,761    StellarOne Corp.                                           203,230
   63,950    Thornburg Mortgage, Inc. (a)                                50,521
    4,026    Timberland Bancorp, Inc.                                    44,206
   15,225    United Security Bancshares                                 227,005
    9,966    Univest Corp of Pennsylvania (a)                           244,765
   19,115    US Bancorp                                                 634,427
    8,799    Washington Trust Bancorp, Inc.                             208,272
   11,972    Zenith National Insurance Corp.                            483,070
                                                                   -------------
                                                                     22,530,277
                                                                   -------------
             HEALTH CARE - 2.4%
   15,192    AstraZeneca PLC, ADR (United Kingdom) (a)                  663,738
   13,018    GlaxoSmithKline PLC, ADR (United Kingdom) (a)              579,692
    8,524    Pfizer, Inc.                                               165,025
                                                                   -------------
                                                                      1,408,455
                                                                   -------------
             INDUSTRIALS - 5.0%
   11,140    Avery Dennison Corp.                                       574,601
   18,296    Deluxe Corp.                                               412,209
   23,880    Ennis, Inc.                                                451,093
   27,067    Knoll, Inc.                                                401,404
   18,200    Mcgrath Rentcorp                                           502,866
   24,796    Pacer International, Inc.                                  556,918
                                                                   -------------
                                                                      2,899,091
                                                                   -------------
             INFORMATION TECHNOLOGY - 0.5%
   32,183    Siliconware Precision Industries Co., ADR (Taiwan) (a)     273,234
                                                                   -------------

             MATERIALS - 4.6%
   15,167    Dow Chemical Co.                                           612,747
   12,314    EI Du Pont de Nemours & Co.                                589,964
    9,222    PPG Industries, Inc.                                       581,263
   18,225    RPM International, Inc.                                    447,059
   13,530    Sonoco Products Co.                                        468,408
                                                                   -------------
                                                                      2,699,441
                                                                   -------------
             TELECOMMUNICATIONS - 2.4%
   12,466    Cellcom Israel Ltd. (Israel)                               440,299
   13,786    Chunghwa Telecom Co. Ltd., ADR (Taiwan)                    341,479
    3,009    Partner Communications, ADR (Israel) (a)                    72,968
   17,738    Vodafone Group PLC, ADR (United Kingdom)                   569,213
                                                                   -------------
                                                                      1,423,959
                                                                   -------------
             UTILITIES - 3.4%
   10,657    Black Hills Corp.                                          375,553
    1,317    CPFL Energia SA, ADR (Brazil)                               91,466
    4,750    Huaneng Power International, Inc., ADR (China)             160,265
   11,160    Laclede Group, Inc.                                        446,400
    8,284    New Jersey Resources Corp. (a)                             275,940
   12,274    Oneok, Inc.                                                614,436
                                                                   -------------
                                                                      1,964,060
                                                                   -------------
             TOTAL COMMON STOCKS - 70.6%
             (Cost $41,272,110)                                      41,032,796
                                                                   -------------

             MASTER LIMITED PARTNERSHIPS - 9.7%
             ENERGY - 8.8%
   13,694    Atlas Pipeline Partners LP (a)                             563,097
   10,754    Enbridge Energy Partners LP                                540,926
   11,028    Energy Transfer Equity LP (a)                              358,079
   10,384    Energy Transfer Partners LP                                502,067
   14,805    Enterprise Products Partners LP                            448,147
    7,812    Kinder Morgan Energy Partners LP                           454,424
   13,605    Magellan Midstream Holdings LP                             333,323
    9,693    NuStar Energy LP                                           474,957
   10,870    Plains All American Pipeline LP                            531,108
   18,522    Targa Resources Partners LP                                491,389
   12,497    Williams Partners LP                                       446,018
                                                                   -------------
                                                                      5,143,535
                                                                   -------------
             FINANCIALS - 0.9%
    8,074    AllianceBernstein Holding LP                               519,239
                                                                   -------------

             TOTAL MASTER LIMITED PARTNERSHIPS
             (Cost $5,678,689)                                        5,662,774
                                                                   -------------

             CLOSED-END FUNDS - 9.1%
    8,485    Asia Pacific Fund, Inc.                                    177,930
    8,882    BlackRock Enhanced Equity Yield Fund, Inc.                 143,533
    7,391    Clough Global Equity Fund                                  153,659
   23,148    Cohen & Steers REIT and Preferred Income Fund, Inc.        505,784
   13,584    Dow 30 Enhanced Premium & Income Fund, Inc.                221,555
   13,493    Eaton Vance Tax-Managed Buy-Write Opportunities Fund       235,723
   30,821    Evergreen Income Advantage Fund                            359,373
   33,325    Highland Credit Strategies Fund                            472,548
   71,354    Liberty All Star Equity Fund                               468,796
    5,848    LMP Real Estate Income Fund, Inc.                          102,808
   23,408    Neuberger Berman Real Estate Securities Income Fund,
                Inc. (a)                                                262,404
   24,287    Nicholas-Applegate Convertible & Income Fund II            308,931
   15,725    Nuveen Floating Rate Income Opportunity Fund               175,491
   26,026    Pimco Floating Rate Strategy Fund                          373,993
   14,462    Pioneer Floating Rate Trust (a)                            211,434
   11,302    Royce Micro-Cap Trust, Inc.                                139,693
   16,464    Royce Value Trust, Inc.                                    303,596
    9,803    SunAmerica Focused Alpha Growth Fund                       165,671
   19,725    Tri-Continental Corp.                                      374,775
   28,334    Zweig Fund, Inc.                                           137,136
             (Cost $5,285,490)                                     -------------
                                                                      5,294,833
                                                                   -------------

             PREFERRED STOCKS  - 5.8%
             FINANCIALS - 5.8%
   21,181    ABN AMRO Capital Funding Trust VII, 6.08%, 02/18/09        447,766
   12,817    Aegon NV (Netherlands), 7.25%, 12/15/12                    290,177
   16,958    Bank of America Corp., 6.625%, 10/01/17                    395,460
   19,036    Deutsche Bank Capital Funding Trust IX, 6.625%, 08/20/12   434,592
   20,135    Deutsche Bank Contingent Capital Trust II,
                6.55%, 05/23/17                                         455,655
   18,139    HSBC Holdings PLC (United Kingdom), 6.20%, 12/16/10        405,951
   22,716    ING Groep NV (Netherlands), 6.375%, 06/15/12               474,083
   18,234    ING Groep NV (Netherlands), 7.375%, 10/15/12               450,380
             (Cost $3,478,662)                                     -------------
                                                                      3,354,064
                                                                   -------------

             INCOME TRUSTS - 4.4%
             ENERGY - 4.4%
   58,714    Advantage Energy Income Fund (Canada) (a)                  768,566
   15,033    Baytex Energy Trust (Canada) (a)                           438,513
   14,604    Enerplus Resources Fund (Canada) (a)                       684,051
   57,218    Provident Energy Trust (Canada)                            656,863
             (Cost $2,246,074)                                     -------------
                                                                      2,547,993
                                                                   -------------

             TOTAL LONG-TERM INVESTMENTS - 99.6%
             (Cost $57,961,025)                                      57,892,460
                                                                   -------------

             SHORT-TERM INVESTMENTS - 18.0%
             INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 18.0%
             MONEY MARKET FUNDS (b) - 18.0%
2,000,000    DWS Money Market Fund, 2.67% (c)                         2,000,000
8,483,817    UBS Private Money Market Fund LLC, 2.48% (c)             8,483,817
             (Cost $10,483,817)                                    -------------
                                                                     10,483,817
                                                                   -------------

             TOTAL INVESTMENTS - 117.6%
             (Cost $68,444,842)                                      68,376,277
             Liabilities in excess of Other Assets - (17.6%)        (10,244,256)
                                                                   -------------
             NET ASSETS - 100.0%                                   $ 58,132,021
                                                                   =============

ADR - American Depositary Receipt
LP - Limited Partnership
NV - Publicly-Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a)    Security, or portion thereof, was on loan at May 31, 2008.
(b) At May 31, 2008, the total market value of the Fund's securities on loan was $10,095,290 and the total market value of the collateral held by the Fund was $10,483,817.
(c)    Interest rate shown reflects yield as of May 31, 2008.

Securities are classified by sectors that represent broad groupings of related industries.

       ----------------------------------------------------------------------
                                Country Allocation*
       ----------------------------------------------------------------------
        United States                                                  77.3%
        Canada                                                          7.1%
        United Kingdom                                                  6.8%
        Netherlands                                                     3.6%
        Bermuda                                                         2.8%
        Taiwan                                                          1.1%
        Israel                                                          0.9%
        China                                                           0.3%
        Brazil                                                          0.1%
       ----------------------------------------------------------------------
        * Subject to change daily.  Based on long-term investments.

See previously submitted notes to financial statements for the period ended February 29, 2008.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:     /s/ J. Thomas Futrell
     ----------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date:   July 29, 2008
     ----------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ J. Thomas Futrell
     ----------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date:   July 29, 2008
     ----------------------------------------------

By:     /s/ Steven M. Hill
     ----------------------------------------------
        Steven M. Hill
        Treasurer and Chief Financial Officer

Date:   July 29, 2008
     ----------------------------------------------